Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

To learn more about the Fund and its investments, you can obtain a copy of the Fund's most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information (SAI). The SAI is dated March 2, 1998, may be amended from time to time, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of this prospectus). For a free copy of either document, call (800) 618-7643. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the U.S. Government, the FDIC, the Federal Reserve Board, or any other U.S. Government agency, and are subject to investment risk, including the possible loss of principal.

The Fund, unlike many other mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its assets in the PIC Small Cap Portfolio. Investors should carefully consider this investment approach. For additional information, see
"Structure of the Fund and the Portfolio" in this prospectus and "Investment Objectives and Policies" in the SAI.

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                        P*I*C
[graphic ommitted]                      SMALL CAP
                                        GROWTH FUND

Prospectus
March 2, 1998

Provident Investment Counsel
300 North Lake Avenue
Pasadena, CA 91101

Contents

Key Facts             3    The Fund at a Glance
                      3    Who May Want to Invest
                      3    Expenses
                      5    Structure of the Fund and
                           the Portfolio
                      6    Financial Highlights
The Fund in Detail    7    Charter How the Fund is organized.
                      8    Information About the Fund's
                           Investments The Fund's overall
                           approach to investing.
                      8    Securities and Investment Practices
                           More information about how the
                           Fund invests.
                      10   Breakdown of Expenses How
                           operating costs are calculated and what they
                           include.
                      10   Performance
Your Account          11   How to Buy Shares
                      12   How to Sell Shares
Shareholder Account   12   Dividends and Capital Gains
Policies              12   Transaction Details Share price
                           calculations.
General Information   13


Prospectus                              2

Key Facts

The Fund at a Glance

Management: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Fund's Advisor. At December 31, 1997, total assets under PIC's management were over $20 billion.

Small Cap Growth Fund

Goal: Long term growth of capital.

Strategy:   Invests,  through  the  PIC  Small  Cap  Portfolio, mainly in equity securities of small companies.


Who May Want to Invest

The Small Cap Growth Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above average long-term returns. The Small Cap Growth Fund is designed for those who want to focus on stocks of small capitalization companies in search of above average returns. A company's market capitalization is the total market value of its outstanding common stock. A small company is one with market capitalization or annual revenues at the time of purchase of $250 million or less. The securities of smaller, less well-known companies may be more volatile than those of larger companies. Over time, however, small-capitalization stocks have shown greater growth potential than those of larger-capitalization companies.

The value of the Fund's investments will vary from day to day, and generally reflects market conditions, interest rates, and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. When you sell your shares, they may be worth more or less than what you paid for them. By itself, no fund constitutes a balanced investment plan. There is no assurance that the Fund will meet its objective.

Expenses

Shareholder transaction expenses are charges you pay when you buy, sell or hold shares in the Fund.

Maximum sales charge         None
Maximum sales charge on
    reinvested dividends     None
Deferred sales charge        None
Redemption fee               None

Annual operating expenses are paid out of the Fund's and the Portfolio's assets. The Fund indirectly pays an investment advisory fee equal to .80% of the Fund's average net assets. The Fund also incurs other expenses for services such as administrative services, maintaining shareholder records and furnishing shareholder statements and financial reports. The Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts.

The following are based on expenses incurred during the most recent fiscal year, and are calculated as a percentage of average net assets.

                                       3                              Prospectus

Small Cap Growth Fund

Management fee (paid by the Portfolio)      .80%
Other expenses of the Portfolio             .20%
                                           ----
TOTAL OPERATING EXPENSES OF THE
    PORTFOLIO                              1.00%

Administrative fee paid by the Fund
    to PIC*                                 .00%
Other expenses of the Fund, after
    reimbursement by PIC*                   -0-%
                                           ----
TOTAL FUND OPERATING EXPENSES              1.00%
                                           ====

*PIC waives its fee and reimburses the Small Cap Growth Fund for any expenses that would cause total operating expenses to exceed 1.00% of average net assets. Without this reimbursement, the total Fund operating expenses would have been 1.25% for the fiscal year ended October 31, 1997.

Examples: Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invest, here's how much you would pay in total expenses if you close your account after the number of years indicated:

Small Cap Growth Fund

After 1 year       $ 10
After 3 years      $ 32
After 5 years      $ 55
After 10 years     $122

These examples illustrate the effect of expenses, but they are not meant to suggest actual or expected costs or returns, all of which may vary. For a more complete description of the various costs and expenses, see "Breakdown of Expenses." The tables above summarize the expenses of both the Portfolio and the Fund. The Trustees expect that the combined per share expenses of the Fund and the Portfolio will be equal to, or may be less than, the expenses that would be incurred by the Fund if it retained an investment manager and invested directly in the types of securities held by the Portfolio.

Prospectus                              4

Structure of the Fund and the Portfolio

Unlike many other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the PIC Small Cap Portfolio. The Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling
(800) 618-7643.

The Trustees of PIC Investment Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

Whenever the Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received. For further information, see "The Fund in Detail," "Information about the Fund's Investments" and "Securities and Investment Practices."

                                       5                              Prospectus

Financial Highlights

The table that follows is included in the Fund's Annual Report and has been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants. Their reports on the financial statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the Fund's Statement of Additional Information.

PIC Small Cap Growth Fund

 Selected Per-Share Data and Ratios
 Years ended October 31                      1997            1996             1995            1994           1993*
 Net asset value, beginning of period     $  23.19        $   18.69        $   12.90        $  13.05       $  12.83
 Income from Investment operations:
  Net investment loss                         (.40)            (.10)            (.07)            .06           (.01)
  Net realized and unrealized gain
   (loss) on investments                      1.58             4.60             5.86            (.09)           .23
 Total from investment operations             1.18             4.50             5.79            (.15)           .22
 Net asset value, end of period           $  24.08        $   23.19        $   18.69        $  12.90       $  13.05
 Total return                                 5.15%           24.08%           44.88%          (1.15)%        19.50%+
---------------------------------------------------------------------------------------------------------------------
 Ratios and Supplemental Data
 Net assets, end of period
  (000) omitted                           $ 105.5         $  196.1         $  130.3         $  84.3        $  82.6
 Ratio of expenses to average net
   assets                                     1.25%            1.25%            1.34%           1.47%          1.22%
 Ratio of expenses to average net
  assets after expense reductions**           1.00%            1.00%            1.00%           1.00%          1.00%
 Ratio of net investment income (loss)
  to average net assets                       (.48%)           (.60%)           (.51%)          (.49%)         (.79%)
 Portfolio turnover rate++                  151.52%           53.11%           45.45%          63.89%          6.06%

*  September 30, 1993 (commencement of operations) to October 31, 1993.
+  Annualized.
** Includes   the  Fund's  share  of  expenses  allocated  from  PIC  Small  Cap
   Portfolio.
++ Portfolio turnover rate of PIC Small Cap Portfolio, in which all of the Fund's assets are invested.

Prospectus                              6

The Fund in Detail

Charter

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the Fund is a diversified series of PIC Investment Trust, which is an open-end management investment company, organized as a Delaware business trust on December 11, 1991.

The Fund and the Portfolio are each governed by a Board of Trustees, responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet throughout the year to oversee the activities of the Fund and the Portfolio, review contractual arrangements with companies that provide services to the Fund and the Portfolio, and review performance. The majority of Trustees are not otherwise affiliated with PIC. Information about the Trustees and officers is contained in the SAI.

The Fund may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve an investment advisory contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based on the number of shares you own.

PIC is the advisor to the PIC Small Cap Portfolio, in which the Fund invests. Its address is 300 North Lake Avenue, Pasadena, CA 91101.

An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls; leading proprietary positions in given market niches; and finally companies that may currently be under-researched by Wall Street analysts.

The value of the Portfolio's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S.
investments, including increased political and economic risk, as well as exposure to currency fluctuations.

The Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when you sell your shares of the Fund, they may be worth more or less than what you paid for them. PIC normally invests the Portfolio's assets according to its investment strategy. The Portfolio also reserves the right to invest without limitation in short term instruments for temporary, defensive purposes.

                                       7                              Prospectus

PIC may use broker-dealers that sell shares of the Fund to carry out transactions for the Portfolio, provided that the Portfolio receives brokerage services and commission rates comparable to those of other broker-dealers.

PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services.

Information About the Fund's Investments

Because the investment characteristics of the Fund will correspond directly to those of the Portfolio in which it invests, the following is a discussion of the various investments of, and techniques employed by, the Portfolio.

PIC Small Cap Growth Fund

The PIC Small Cap Growth Fund seeks long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in equity securities of small companies.

PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. The Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Small capitalization companies are those whose market capitalization or annual revenues are $250 million or less at the time of the Portfolio's investment. Companies whose capitalization or revenues increase beyond this range after purchase continue to be considered small capitalization for the purposes of the Portfolio's investment policy. Investing in small capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value.

The Small Cap Portfolio may also invest up to 20% of its assets in foreign securities.

Securities and
Investment Practices

The following pages contain more detailed information about the types of instruments in which the Portfolio may invest, and strategies PIC may employ in pursuit of the Portfolio's investment objectives. A summary of risks and restrictions associated with these instrument types and investment practices is included as well. A complete listing of the Fund's policies and limitations and more detailed information about the Portfolio's investments is contained in the SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals. Current holdings and recent investment strategies are described in the Fund's financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call (800) 618-7643.

Prospectus                              8

Equity Securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Restriction: With respect to 75% of total assets, the Portfolio may not own more than 10% of the outstanding voting securities of a single issuer.

Short Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements.

Restriction: The Portfolio will only purchase short term investments which are "high quality." High quality means the investments have been rated A-1 by Standard & Poor's Corporation (S&P) or Prime-1 by Moody's, or have an issue of debt securities outstanding rated at least A by S&P or Moody's Investors Service, Inc. (Moody's). The term also applies to short term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Exposure to Foreign Markets.  The Portfolio may invest in foreign securities.

Restriction: The Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ National Market System.

Options and Futures. The Portfolio has the right to use options and futures to hedge its investments in securities, but PIC does not expect to use these instruments during this fiscal year. The Fund will advise shareholders before any investment in options or futures commences. See the SAI for details.

Risk Factors. Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Options and futures, which are sometimes called derivative securities, also entail certain risks, which are described in detail in the SAI.

                                       9                              Prospectus

Fundamental Investment Policies and Restrictions

Some of the policies and restrictions discussed on this and the preceding pages are fundamental; that is, subject to change only by shareholder approval. The following paragraph states all those that are fundamental. All policies stated throughout the prospectus, other than those identified in the following paragraph, can be changed without shareholder approval.

The Small Cap Growth Fund seeks long term growth of capital. The Portfolio, with respect to 75% of total assets, may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer. The Portfolio may not invest more than 25% of its total assets in any one industry.

Breakdown of Expenses

Like all mutual funds, the Fund pays fees related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The Portfolio pays an investment advisory fee to PIC each month for managing its investments at the annual rate of 0.80% of the Portfolio's average net assets.

While the investment advisory fee is a significant component of the Portfolio's (and thus the Fund's) annual operating costs, the Fund also pays other expenses. The Fund and the Portfolio each pay a monthly administration fee to Investment Company Administration Corporation for managing some of their business affairs. The Portfolio pays a fee at the annual rate of 0.10% of average net assets, and the Fund pays an annual fee of $10,000. The Fund and the Portfolio also pay other expenses, such as legal, audit, custodian and transfer agency fees, as well as the compensation of Trustees who are not affiliated with PIC.

PIC has agreed to reimburse the Fund for investment advisory fees and other expenses if they exceed 1.00% of the Fund's average net assets. This reimbursement arrangement, which may be terminated at any time without notice, will decrease the Fund's expenses and boost its performance.

Performance

Mutual fund performance is commonly measured as total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects the Fund's performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance; it is not the same as actual year-by-year results.

Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include effect of income taxes paid by shareholders. The Fund may sometimes show its performance compared to certain performance rankings, averages or stock indices (described more fully in the SAI).

Prospectus                              10

Your Account

How to Buy Shares

Once each business day, the Fund calculates its share price: The share price is the Fund's net asset value (NAV). Shares are purchased at the next share price calculated after an investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

Provident Financial Processing Corp. (PFPC) is the Fund's Transfer Agent; its address is 400 Bellevue Parkway, Wilmington, Delaware 19809, and its mailing address is P.O. Box 8943, Wilmington, DE 19899.

First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, an affiliate of the administrator, is the Trust's principal underwriter.

You may buy shares of the Fund only through Eligible Institutions, which include financial institutions and broker-dealers. The Fund does not impose any sales charges, but an Eligible Institution may establish its own terms and conditions for providing services to you and may charge a fee for its services.

The minimum initial investment in the Fund is $1,000,000, but this minimum may be waived for certain investors, including those who make investments for a group of clients, such as financial or investment advisors and trust companies. There is no minimum subsequent investment. The Trust reserves the right to refuse to accept any investment.

Prior to making an initial investment in the Fund, an Eligible Institution should call PFPC at (800) 618-7643 in order to obtain an account number. The Eligible Institution may then purchase shares of the Fund by wiring the amount to be invested to PIC Small Cap Growth Fund at the following address:


   PNC Bank

   Philadelphia, PA
   ABA #031-0000-53
   DDA #86-0172-6604
   For credit to PIC Small Cap Growth Fund
   Shareholder name and account number

At the same time, if the wire represents an initial investment, the investor should mail an application form to PFPC at the following address:

   PIC Small Cap Growth Fund
   P.O. Box 8943
   Wilmington, DE 19899

Subsequent investments may be made by wiring funds to the custodian bank at the above address.

                                       11                             Prospectus

How to Sell Shares

At the time an account is opened for an investor, persons who are authorized to give instructions to the Fund on behalf of the investor will be identified. Shares of the Fund will subsequently be redeemed upon receipt by the Fund's Transfer Agent of written instructions signed by such an authorized person. Written instructions may be mailed to the Transfer Agent at P.O. Box 8943, Wilmington, DE 19899, or delivered to the Transfer Agent at 400 Bellevue
Parkway, Wilmington, DE 19809 or sent by facsimile transmission to (302) 427-4511. The redemption request should identify the Fund, the account number and specify the number of shares to be redeemed. Investors in the Fund should arrange with the Administrator and the Transfer Agent to maintain a current list of persons authorized to give instructions to the Fund. The shares specified will be redeemed at the net asset value next determined after receipt of the request.

Payment for shares redeemed will be made within seven days after receipt by the Trust of instructions. However, payment may be delayed under unusual circumstances, as specified in the Investment Company Act of 1940 (the "Act") or as determined by the Securities and Exchange Commission. Payment will be sent only to shareholders at the address of record.

Shareholder Account Policies

Dividends and Capital Gains

The Fund distributes substantially all of its net income and capital gains, if any, to shareholders each year in December. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day.

Transaction Details

The Fund is open for business each day the New York Stock Exchange (NYSE) is open. PIC calculates each Fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.

The Fund's NAV is the value of a single share. The NAV is computed by adding the value of the Fund's share of investments held by the Portfolio, cash, and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The NAV is also the redemption price (price to sell one share).

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

Prospectus                              12

General Information

The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series.

However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

Prospectus                              13

Year 2000 Risk. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by PIC and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." PIC is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

                                       14                             Prospectus

                              PIC INVESTMENT TRUST

                       Statement of Additional Information

                               Dated March 2, 1998

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus of the PIC Small Cap Growth Fund, a series of PIC Investment Trust (the "Trust). There are seven other series of the
Trust: the PIC Growth Fund, PIC Mid Cap Fund, PIC Small Company Growth Fund, PIC Pinnacle Balance Fund, PIC Pinnacle Growth Fund, PIC Pinnacle Small Company. Growth Fund and Provident Tax Managed Growth Fund, which have separate Statements of Additional Information. The PIC Small Cap Growth Fund (the "Small Cap Growth Fund") invests in the PIC Small Cap Portfolio. Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the applicable prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                                TABLE OF CONTENTS

                                                     Cross-reference to page in
                                                    in the prospectus of the PIC
                                                       Small Cap Growth Fund:
                                                       ----------------------

     Investment Objective and Policies          B-2               8
           Investment Restrictions........      B-2              10
           Repurchase Agreements..........      B-3               9
           Options Activities.............      B-4               9
           Futures Contracts..............      B-5               9
           Foreign Securities.............      B-5               9
           Forward Foreign Currency
               Exchange Contracts.........      B-6
           Segregated Accounts............      B-7
           Debt Securities and
               Ratings....................      B-7               9
     Management...........................      B-7           7, 10
     Custodian and Auditors...............      B-11
     Portfolio Transactions and
           Brokerage......................      B-11              8
     Additional Purchase and
           Redemption Information.........      B-12         11, 12
     Net Asset Value......................      B-12             12
     Taxation......                             B-12         10, 12
     Dividends and Distributions..........      B-13             12
     Performance Information..............      B-13             10
     General Information..................      B-15             13
     Financial Statements.................      B-15
     Appendix.............................      B-15

                       INVESTMENT OBJECTIVES AND POLICIES

The Small Cap Growth Fund

           The investment objective of the Small Cap Growth Fund is to provide capital appreciation. There is no assurance that Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Small Cap Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Small Cap Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Small Cap Growth Fund and the Small Cap Portfolio. Because the investment characteristics of the Small Cap Growth Fund will correspond directly to those of the Small Cap Portfolio, the discussion refers to those investments and techniques employed by the Small Cap Portfolio.

Investment Restrictions

           The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio.

           As a matter of fundamental policy, the Portfolio is diversified; i.e., as to 75% of the value of the Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Fund invests all of its assets in shares of the Portfolio. The Fund's and the Portfolio's investment objective is fundamental.

           In addition, the Fund or Portfolio may not:

           1. Issue senior securities, borrow money or pledge its assets, except that the Fund or Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

           2. Make short sales of securities or maintain a short position, except for short sales against the box;

           3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

           4. Write put or call options, except that the Small Cap Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

           5. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

           6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of their assets in shares of the Portfolio;

           7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

           8. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;

           9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

           10. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and the Portfolio and except for repurchase agreements); or

           11. Make investments for the purpose of exercising control or management.

           The Portfolio observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities:

           The Portfolio may not:

           1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class);

           2. Invest in securities of any issuer if, to the knowledge of the Portfolio, any officer or Trustee of the Portfolio or any officer or Director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

           3. Invest in any security if as a result the Portfolio would have more than 5% of its total assets invested in securities of companies which together with any predecessor have been in continuous operation for fewer than three years;

           4. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

           5. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

Repurchase Agreements

           Repurchase agreements are transactions in which the Fund or Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

           Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intends to comply with provisions under such Code that would allow them immediately to resell the collateral.

Options Activities

           The Small Cap Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Small Cap Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

           The Small Cap Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

           The Small Cap Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

           The Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

           In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Futures Contracts

           The Small Cap Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

           Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

           A stock index futures contract may be used as a hedge by the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

           There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indexes.

           In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

           Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

           The Portfolio may invest in securities of foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

Forward Foreign Currency Exchange Contracts

           The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

           The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

           At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

           The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Segregated Accounts

           When the Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings

           Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

                                   MANAGEMENT

           The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

           The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Jettie M. Edwards (age 51),  Trustee         Consulting principal of
76 Seaview Drive                             Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Bernard J. Johnson (age 73),                 Retired; formerly Chairman Emeritus of the Advisor
      Trustee Emeritus
300 North Lake Avenue
Pasadena, CA 91101

Jeffrey D. Lovell (age 45),  Trustee         Managing Director, President and co-founder
11150 Santa Monica Blvd., Ste 1650           of Putnam, Lovell & Thornton, Inc.
Los Angeles, CA 90025                        (investment bankers)

Jeffrey J. Miller (age 47),  President       Managing Director and Secretary of the Advisor;
      and Trustee*                           President and Trustee of each of the Portfolios
300 North Lake Avenue
Pasadena, CA 91101

Wayne H. Smith (age 56),  Trustee            Vice President and Treasurer of Avery Dennison
150 N. Orange Grove Blvd.                    Corporation (pressure sensitive material and office products
Pasadena, CA  91103                          manufacturer)

Thad M. Brown (age 47),  Vice                Senior Vice President and Chief Financial Officer
     President, Secretary and                of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

         The Trustees and officers of each of the Portfolios, their business address and their occupations during the past five years are:

Richard N. Frank (age 74),  Trustee          Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                        Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                           of Lawry's Foods, Inc.

Bernard J. Johnson (age 73),                 Retired; formerly Chairman Emeritus of the Advisor
      Trustee Emeritus
300 North Lake Avenue
Pasadena, CA 91101

James Clayburn LaForce (age 69),             Dean Emeritus, John E. Anderson Graduate School of
     Trustee                                 Management, University of California, Los Angeles.
P.O. Box 1585                                Director of the BlackRock Funds, Trustee of Payden & Rygel
Pauma Valley, CA                             Investment Trust. Director of the Timken Co., Rockwell
                                             International, Eli Lilly, Jacobs Engineering Group and Imperial
                                             Credit Industries.

Jeffrey J. Miller (age 47),  President       Managing Director and Secretary of the Advisor
     and Trustee*
300 North Lake Avenue
Pasadena, CA 91101

Angelo R. Mozilo (age 59),  Trustee          Vice Chairman and Executive Vice President
155 N. Lake Avenue                           of Countrywide Credit Industries (mortgage
Pasadena, CA 91101                           banking)

Thad M. Brown (age 47),  Vice                Senior Vice President and Chief Financial Officer
     President, Secretary and                of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101
---------------------------------

* denotes Trustees who are "interested persons" of the Trust or Portfolio under the 1940 Act.


         The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                             Deferred
                                                            Compensation
          Name of Trustee             Total Compensation      Accrued
          ---------------             ------------------      -------
          Jettie M. Edwards               $12,000(1)              -0-
          Bernard J. Johnson               11,500(1)              -0-
          Jeffrey D. Lovell                11,500(1)           22,093
          Wayne H. Smith                   12,000(1)           23,719
          Richard N. Frank                 12,000(2)           23,604
          James Clayburn LaForce           12,000(2)              -0-
          Angelo R. Mozilo                 12,000(2)           24,153

          (1) Compensation was paid by the Registrant

          (2) Compensation  was  paid  by  three  other  registered   investment
              companies in the "Fund Complex."

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Small Cap Growth Fund as of January 31, 1998.

                  State Street Bank and Trust Company - 29.68%
                  Trust Glaxo Wellcome Inc. Master Retire Trust
                  Attn Jeff Peterson Master Tr Div SWB5-C
                  P.O. Box 1992
                  Boston, MA 02105

                  The Northern Trust Company Trustee - 16.14%
                  FBO Utillicorp Inc.
                  Retirement Savings Plan
                  801 S. Canal St.
                  P. O. Box 92956
                  Chicago, IL 60675-2956

                  Marine Midland Bank Trustee - 14.43%
                  MMB TIP C3
                  For A/C 12506842
                  P. O. Box 1329
                  Buffalo, NY 14240

                  US Bank of Idaho Trustee - 12.65%
                  for Idaho Power Co. Employes Savings Plan
                  P. O. Box 7928
                  Boise, ID 83707

                  Summit Bank Trustee - 9.52%
                  For Atlantic Health System Pension Trust
                  210 Main Street 7th Floor
                  Hackensack, NJ 07602

                  The Northern Trust Company Trustee - 5.20%
                  FBO Thiokol ESIP Plan
                  P.O. Box 92956
                  Chicago, IL 60675

         As of January 31, 1998 shares of any of the Funds owned by the Trustees and officers as a group were less than 1%.

The Advisor

         The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

         The following information is provided about the Advisor and the Portfolio. Subject to the supervision of the Boards of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

         The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.

         For its services, the Advisor receives a fee from the Small Cap Portfolio at an annual rate of 0.80% of average net assets. During the fiscal years ended October 31, 1997, 1996, and 1995, the Advisor earned fees pursuant to the Advisory Agreement from the Small Cap Portfolio of $1,525,768, $1,395,748 and $771,499, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Small Cap Portfolio to 1.00% of average net assets. As a result, the Advisor waived a portion of its fee and reimbursed certain expenses of the Small Cap Portfolio that exceeded these expense limits in the amounts of $24,879, $26,098 and $66,713 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively.

         Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

         The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         The Advisor also provided certain administrative services to the Trust pursuant to an Administration Agreement, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it receives a fee at the rate of 0.20% of the average net assets of the Small Cap Growth Fund. During the fiscal years ended October 31, 1997, 1996 and 1995, the Adviser earned fees from the Small Cap Growth Fund of $334,603, $345,808 and $192,850, respectively. However, the Advisor agreed to limit the aggregate expenses of the Small Cap Growth Fund to 1.00% of the Fund's average net assets. As a result, for the fiscal year ended October 31, 1997, 1996 and 1995 the Advisor waived all of its fee and reimbursed certain expenses of the Fund in the amount of $94,203, $79,635 and $67,300.

           The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

         During each of the fiscal years ended October 31, 1997, 1996 and 1995, the Small Cap Growth Fund paid the Administrator a fee in the amount of $10,000.

         During the fiscal years ended October 31, 1997, 1996 and 1995, the Small Cap Portfolio paid the Administrator fees in the amount of $190,721, $174,469 and $96,687, respectively.

                             CUSTODIAN AND AUDITORS

         The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Small Cap Growth Fund's assets, and Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Trust's transfer agent. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Small Cap Growth Fund's tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor.

         The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the

Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1997, 1996 and 1995, the amount of brokerage commissions paid by the Small Cap Portfolio were $218,087, $115,709 and $59,282, respectively.

         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of the Portfolio's investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolio.

         The debt securities which will be a major component of the Small Cap Growth Fund's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to "Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Small Cap Growth Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

           The net asset value of the Small Cap Growth Portfolio's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day.

         The net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of Interests in the Portfolio outstanding at such time.

                                    TAXATION

         The Fund will be taxed as a separate entity under the Internal Revenue Code, and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of the Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

         Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                           YIELD = 2 [(a-b + 1){6}- 1]
                                       ---
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created eight series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.


                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Small Cap Growth Fund for the fiscal year ended October 31, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this Statement of Additional Information.


                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

To learn more about the Fund and its investments, you can obtain a copy of the Fund's most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information (SAI). The SAI is dated March 2, 1998, may be amended from time to time, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of this prospectus). For a free copy of either document, call (800) 618-7643. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the U.S. Government, the FDIC, the Federal Reserve Board, or any other U.S. Government agency, and are subject to investment risk, including the possible loss of principal.

The Funds, unlike many other mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objectives by investing all of their assets in a PIC Portfolio. Investors should carefully consider this investment approach.

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                      P*I*C
[GRAPHIC OMITTED]                  GROWTH FUND
                                  MID CAP FUND
                            SMALL COMPANY GROWTH FUND


Prospectus

March 2, 1998


Provident Investment Counsel
300 North Lake Avenue
Pasadena, CA 91101

Contents

Key Facts             3    The Funds at a Glance
                      3    Who May Want to Invest
                      4    Expenses
                      6    Structure of the Funds and
                           the Portfolios
                      7    Financial Highlights
The Funds in Detail   9    Charter How the Fund is organized
                      10   Information About the Funds'
                           Investments The Funds' overall approach
                           to investing.
                      12   Securities and Investment
                           Practices More information about how the
                           Funds invest.
                      13   Breakdown of Expenses How
                           operating costs are calculated and what
                           they include.
                      14   Performance
Your Account          15   Ways to Set Up Your Account
                      16   How to Buy Shares
                      17   How to Sell Shares
                      19   Investor Services Services to help you
                           manage your account.
Shareholder           20   Dividends, Capital Gains
Account Policies           and Taxes
                      21   Transaction Details Share price
                           calculations and the timing of purchases
                           and redemptions.
                      23   Exchange Restrictions
General Information   24


Prospectus                              2

Key Facts

The Funds at a Glance

Management: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Funds' Advisor. At December 31, 1997, total assets under PIC's management were over $20 billion.

Growth Fund

Goal: Long term growth of capital.

Strategy: Invests, through the PIC Growth Portfolio, in high quality growth stocks.

Mid Cap Fund

Goal:  Long term growth of capital.

Strategy: Invests through the PIC Mid Cap Portfolio, mainly in equity securities of companies with medium market capitalizations.

Small Company Growth Fund

Goal: Long term growth of capital.

Strategy: Invests, through the PIC Small Cap Portfolio, mainly in equity securities of small companies.

Who May Want to Invest

The Growth Fund may be appropriate for investors who seek potentially high long term returns, but are willing to accept the risk of investing in growth stocks. The Fund is designed for those seeking capital appreciation through a diversified portfolio of equity securities of issuers of all sizes.

The Mid Cap Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above average long-term returns. The Fund is designed for those who want to focus on medium capitalization stocks in search of above average returns. A company's market capitalization is the total market value of its outstanding common stock.

The Small Company Growth Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above average long-term returns. The Small Company Growth Fund is designed for those who want to focus on stocks of small capitalization companies in search of above average returns. A company's market capitalization is the total market value of its outstanding common stock. A small company is one with market capitalization or annual revenues at the time of purchase of $250 million or less. A medium capitalization company is one with $500 million to $5 billion in market capitalization. The securities of smaller, less well-known companies (including medium capitalization companies) may be more volatile than those of larger companies. Over time, however, small capitalization and medium capitalization stocks have shown greater growth potential than those of larger capitalization companies. Medium capitalization stocks tend to involve less risk than small cap stocks.

The value of each Fund's investments will vary from day to day, and generally reflects market conditions, interest rates, and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. When you sell your shares, they may be

                                       3                              Prospectus
worth more or less than what you paid for them. By itself, no fund constitutes a balanced investment plan. There is no assurance that either Fund will meet its objective.

Expenses

Shareholder Transaction Expenses are charges you pay when you buy, sell or hold shares in a fund.

Maximum sales charge                   None
Maximum sales charge on reinvested
    dividends                          None
Deferred sales charge                  None
Redemption fee                         None
Exchange fee                           $  5

Annual Operating Expenses are paid out of each Fund's and each Portfolio's assets. The Growth and Small Company Growth Funds each indirectly pay an investment advisory fee equal to .80% of the Fund's average net assets. The Mid Cap Fund indirectly pays an investment advisory fee equal to .70% of the Fund's average net assets. Each Fund also incurs other expenses for services such as administrative services, maintaining shareholder records and furnishing shareholder statements and financial reports. A Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts.

The following are based on expenses incurred during the most recent fiscal year, and are calculated as a percentage of average net assets.

Growth Fund

Management fee (paid by the Portfolio)         .80%
Other expenses of the Portfolio, after
    reimbursement by PIC                       .20%
                                              ----
Total Operating Expenses of the Portfolio     1.00%
Administrative fee paid by the Fund to
    PIC                                        .20%
12b-1 fee                                      None
Other expenses of the Fund, after
    reimbursement by PIC                       .05%
                                              ----
Total Fund Operating Expenses                 1.25%
                                              ====

PIC reimburses the Growth Fund for any expenses in excess of 1.25% of average net assets. Without this reimbursement, the total Fund operating expenses would have been 1.35% of average net assets for the fiscal year ended October 31, 1997.


Mid Cap Fund

Management fee (paid by the Portfolio)         .70%
Other expenses of the Portfolio, after
    reimbursement by PIC                       .20%
                                               ---
Total operating expenses
    of the Portfolio                           .90%
Other expenses of the Fund, after
    reimbursement by PIC                       .09%
                                               ---
Total Fund operating expenses                  .99%
                                               ===

PIC reimburses the Mid Cap Fund for any expenses in excess of 0.99% of average net assets. Without this reimbursement, the total Fund operating expenses would be estimated to be 1.50% of average net assets.


Prospectus                              4

Small Company Growth Fund

Management fee (paid by the Portfolio)         .80%
Other expenses of the Portfolio                .20%
                                              ----
Total Operating Expenses of the Portfolio     1.00%
Administrative fee paid by the Fund
    to PIC                                     .20%
12b-1 fee                                      None
Other expenses of the Fund, after
    reimbursement by PIC                       .25%
                                              ----
Total Fund Operating Expenses                 1.45%
                                              ====

PIC reimburses the Small Company Growth Fund for any expenses in excess of 1.45% of average net assets. Without this reimbursement, the total Fund operating expenses would have been 1.61% for the fiscal year ended October 31, 1997.

PIC retains the ability to be repaid by any Fund if expenses subsequently fall below the specified limit within the next three years.

Examples: Let's say, hypothetically, that each Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invest, here's how much you would pay in total expenses if you close your account after the number of years indicated:

Growth Fund

After 1 year       $ 13
After 3 years      $ 40
After 5 years      $ 69
After 10 years     $151

Mid Cap Fund

After 1 year       $  9
After 3 years      $ 29

Small Company Growth Fund

After 1 year       $ 15
After 3 years      $ 46
After 5 years      $ 79
After 10 years     $174

These examples illustrate the effect of expenses, but they are not meant to suggest actual or expected costs or returns, all of which may vary. For a more complete description of the various costs and expenses, see "Breakdown of Expenses." The tables above summarize the expenses of both the Portfolios and the Funds. The Trustees expect that the combined per share expenses of the Funds and the Portfolios will be equal to, or may be less than, the expenses that would be incurred by a Fund if it retained an investment manager and invested directly in the types of securities held by a Portfolio.

                                       5                              Prospectus

Structure of the Funds and the Portfolios

Unlike many other mutual funds which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since a Fund will not invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

In addition to selling its shares to the Fund, a Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in a Portfolio may sell their shares to the public at prices different from those of a Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling (800) 618-7643.

The Trustees of PIC Investment Trust believe that this structure may enable a Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. A Fund's investment in a Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of a Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received. For further information, see "The Funds in Detail," "Information about the Fund's Investments" and "Securities and Investment Practices."

Prospectus                              6

Financial Highlights

The tables that follow are included in each Fund's Annual Report and have been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants. Their reports on the financial statements and financial highlights are included in the Annual Reports. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the Funds' Statement of Additional Information. The Mid Cap Fund commenced operation on December 31, 1997; therefore no per share data has been provided for this Fund.

PIC Growth Fund



 Selected Per-Share Data and Ratios
 Years ended October 31                           1997          1996          1995            1994           1993        1992*
 Net asset value, beginning of period          $ 16.25      $   14.25      $    11.70      $    11.60     $   10.81    $  10.00
 Income from Investment Operations:
  Net investment income                           (.15)          (.06)           (.02)            .00           .00         .01
  Net realized and unrealized gain on
   investments                                   3.98           2.06             2.57             .10           .80         .80
 Total from investment operations                3.83           2.00             2.55             .10           .80         .81
 Less: capital gain distributions               (1.94)           .00              .00             .00           .00         .00
 Return of capital dividend                       .00            .00              .00             .00          (.01)        .00
 Net asset value, end of period                $18.14       $  16.25       $    14.25      $    11.70     $   11.60    $  10.81

 Total return                                   26.44%         14.04%           21.79%            .86%         7.40%      20.88%+
---------------------------------------------------------------------------------------------------------------------------------
 Ratios and Supplemental Data
 Net assets, end of period (000) omitted       $80.0        $ 116.1        $   131.1       $   102.3      $   88.9     $   5.7
 Ratio of expenses to average net assets         1.35%          1.30%            1.30%           1.53%         1.54%       4.12%+
 Ratio of expenses to average net assets
  after expense reductions**                     1.25%          1.25%            1.25%           1.25%         1.25%       1.25%+
 Ratio of net investment income (loss)
  to average net assets                          (.38%)         (.28%)           (.17%)          (.15%)        (.11%)       .25%+
 Portfolio turnover rate++
                                                67.54%         64.09%           54.89%          68.26%        43.20%       7.42%
 Average commission rate paid by Portfolio     $ 0.0416     $   0.0440             --              --            --          --


*  June 11, 1992 (commencement of operations) to October 31, 1992.
+  Annualized.
** Includes the Fund's share of expenses allocated from PIC Growth Portfolio. ++ Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.

                                       7                              Prospectus

PIC Small Company Growth Fund

 Selected Per-Share Data and Ratios
 Year ended October 31                                                     1997              1996
 Net asset value, beginning of period                                   $   9.48         $  10.00
 Income from Investment Operations:
  Net investment (loss)                                                     (.05)            (.03)
  Net realized and unrealized (loss) on investments                          .48             (.49)
 Total from investment operations                                            .43             (.52)
 Net asset value, end of period                                         $   9.91         $   9.48
 Total return                                                               4.54%           (5.20%)
-----------------------------------------------------------------------------------------------------
 Ratios and Supplemental Data
 Net assets, end of period (000) omitted                                $ 31.0           $   5.2
 Ratio of expenses to average net assets                                   1.61%             4.03%+
 Ratio of expenses to average net assets after expense reductions**        1.45%             1.43%+
 Ratio of net investment income to average net assets                     (0.96%)           (0.91%)+
 Portfolio turnover rate++                                               151.52%            53.11%
 Average commission rate paid by Portfolio                              $  0.0326        $   0.0307

*  June 28, 1996 (commencement of operations) to October 31, 1996.
+  Annualized.
** Includes  the  Fund's  share  of  expenses  allocated  from  PIC  Small  Cap.
   Portfolio.
++ Portfolio turnover rate of PIC Small Cap. Portfolio, in which all of the Fund's assets are invested.

Prospectus                              8

The Funds in Detail

Charter

Each Fund is a Mutual Fund: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, each Fund is a diversified series of PIC Investment Trust, which is an open-end management investment company, organized as a Delaware business trust on December 11, 1991.

The Funds and the Portfolios are each governed by a Board of Trustees, responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet throughout the year to oversee the activities of the Funds and the Portfolios, review contractual arrangements with companies that provide services to the Funds and the Portfolios, and review performance. The majority of Trustees are not otherwise affiliated with PIC. Information about the Trustees and officers is contained in the SAI.

The Funds may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve an investment advisory contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Funds will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based on the number of shares you own.

PIC is the advisor to the PIC Portfolios, in which the respective Funds invest. An investment committee of PIC formulates and implements an investment program for each of the Portfolios, including determining which securities should be bought and sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolios to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls; leading proprietary positions in given market niches; and finally companies that may currently be under-researched by Wall Street analysts.

The value of a Portfolio's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

Each Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when you sell your shares of the Fund, they may be worth more or less than what you paid for them. PIC normally invests each Portfolio's assets according to its investment strategy. Each Portfolio also reserves the right to invest without limitation in short term instruments for temporary, defensive purposes.

                                       9                              Prospectus

PIC may use broker-dealers that sell shares of the Fund to carry out transactions for the Portfolios, provided that the Portfolios receive brokerage services and commission rates comparable to those of other broker-dealers.

PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation
(UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services.

Information About the Funds' Investments

Because the investment characteristics of each Fund will correspond directly to those of the Portfolio in which it invests, the following is a discussion of the various investments of, and techniques employed by, the Portfolios.

PIC Growth Fund

The PIC Growth Fund seeks long term growth of capital by investing in the PIC Growth Portfolio, which in turn invests primarily in equity securities. Under normal circumstances, the Growth Portfolio will invest at least 80% of its assets in such equity securities. In selecting investments for the Growth Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. PIC uses "bottom-up" fundamental research to identify companies which have a five-year average performance record of sales, earnings, pretax margins, return on equity and reinvestment rate, all of which, in the aggregate, are 1.5 times the average performance of the Standard & Poor's Index of 500 Common Stocks for the same period. The Growth Portfolio will invest in a range of small, medium and large companies; the minimum market capitalization of a portfolio security is expected to be $250 million, and the average market capitalization is currently approximately $15 billion. Equity securities in which the Growth
Portfolio invests typically average less than a 1% dividend. Currently, approximately 70% of the equity securities in which the Growth Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the National Association of Securities Dealers' NASDAQ system or are otherwise traded over the counter. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold.

In unusual circumstances, economic, monetary, technical and other factors may cause PIC to assume a temporary, defensive position during which all or a substantial portion of the Growth Portfolio's assets may be invested in short term instruments. Under normal market conditions, it is expected that investments in such short term instruments may range from zero (fully invested) to 20% of the Portfolio's assets.

The Growth Portfolio may also invest up to 20% of its assets in foreign securities.

Prospectus                              10

PIC Mid Cap Fund

The  PIC  Mid Cap Fund seeks long term growth of capital by investing in the PIC
Mid Cap Portfolio, which in turn invests primarily in equity securities of companies with medium market capitalizations.

PIC will invest at least 65%, and normally at least 95%, of the Mid Cap Portfolio's total assets in these securities. The Mid Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types.

Medium market capitalization companies are those whose market capitalization falls within the range of $500 million to $5 billion at the time of the Mid Cap Portfolio's investment. Companies whose capitalization falls outside this range after purchase continue to be considered medium capitalization for the purposes of the Mid Cap Portfolio's investment policy. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value. However, they tend to involve less risk than stocks of small capitalization companies.

The value of the Mid Cap Portfolio's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S.
investments, including increased political and economic risk, as well as exposure to currency fluctuations.

As a mutual fund, the Mid Cap Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when you sell your shares of the Fund, they may be worth more or less than what you paid for them.

PIC normally invests the Mid Cap Portfolio's assets according to its investment strategy. The Portfolio also reserves the right to invest without limitation in short term instruments for temporary, defensive purposes.

PIC Small Company Growth Fund

The PIC Small Company Growth Fund seeks long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in equity securities of small companies.

PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. The Small Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Small capitalization companies are those whose market capitalization or annual revenues are $250 million or less at the time of the Portfolio's investment. Companies whose capitalization or revenues increase beyond this range after purchase continue to be considered small capitalization for the purposes of the Portfolio's investment policy. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value.

The Small Cap Portfolio may also invest up to 20% of its assets in foreign securities.

                                       11                             Prospectus

Securities and
Investment Practices

The following pages contain more detailed information about the types of instruments in which the Portfolios may invest, and strategies PIC may employ in pursuit of the Portfolios' investment objectives. A summary of risks and restrictions associated with these instrument types and investment practices is included as well. A complete listing of each Fund's policies and limitations and more detailed information about each Portfolio's investments is contained in the SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goals. Current holdings and recent investment strategies are described in each Fund's financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call (800) 618-7643.

Equity Securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Restriction: With respect to 75% of total assets, a Portfolio may not own more than 10% of the outstanding voting securities of a single issuer.

Short Term Investments are debt securities that mature within a year of the date they are purchased by a Portfolio. Some specific examples of short term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements.

Restriction: A Portfolio will only purchase short term investments which are "high quality." High quality means the investments have been rated A-1 by S&P or Prime-1 by Moody's, or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreements. In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Exposure to Foreign Markets. A Portfolio may invest in foreign securities.

Restriction: A Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ National Market System.

Options and Futures. A Portfolio has the right to use options and futures to hedge its investments in securities, but PIC does not expect to use these instruments during this fiscal year. A Fund will advise

Prospectus                              12
shareholders before any investment in options or futures commences. See the SAI for details.

Risk Factors. Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Options and futures, which are sometimes called derivative securities, also entail certain risks, which are described in detail in the SAI.

Fundamental Investment Policies and Restrictions

Some of the policies and restrictions discussed on this and the preceding pages are fundamental; that is, subject to change only by shareholder approval. The following paragraph states all those that are fundamental. All policies stated throughout the prospectus, other than those identified in the following paragraph, can be changed without shareholder approval.

The Funds each seek long term growth of capital. Each Portfolio, with respect to 75% of total assets, may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer. Each Portfolio may not invest more than 25% of its total assets in any one industry.

Breakdown of Expenses

Like all mutual funds, each Fund pays fees related to its daily operations. Expenses paid out of a Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The Growth and Small Company Growth Portfolios pay an investment advisory fee to PIC each month for managing its investments at the annual rate of 0.80% of the Portfolio's average net assets. The Mid Cap Portfolio pays an investment advisory fee to PIC each month for managing its investments at the annual rate of 0.70% of the Portfolio's average net assets.

While the investment advisory fee is a significant component of a Portfolio's (and thus a Fund's) annual operating costs, each Fund also pays other expenses. The Funds pay a fee to PIC for certain administrative services PIC provides.
The Funds and the Portfolios each pay a monthly administration fee to Investment Company Administration Corporation for managing some of their business affairs. Each Portfolio pays a fee at the annual rate of 0.10% of average net assets, subject to an annual minimum of $45,000, and each Fund pays an annual fee of $15,000. The Funds and the Portfolios also pay other expenses, such as legal, audit, custodian and transfer agency fees, as well as the compensation of Trustees who are not affiliated with PIC.

PIC expects that the Mid Cap Portfolio's portfolio turnover rate will normally not exceed 100%.

                                       13                             Prospectus

PIC has agreed to reimburse each Fund for investment advisory fees and other expenses if they exceed a certain percentage of the Fund's average net assets. In the case of the Growth Fund, this limit is 1.25%, in the case of the Mid Cap Fund, the limit is 0.99%, and in the case of the Small Company Growth Fund the limit is 1.45%. PIC retains the ability to be repaid by a Fund if expenses subsequently fall below the specified limit within the next three years. This reimbursement arrangement, which may be terminated at any time without notice, will decrease a Fund's expenses and boost its performance.

Performance

Mutual fund performance is commonly measured as total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects a Fund's performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance; it is not the same as actual year-by-year results.

Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include effect of income taxes paid by shareholders. A Fund may sometimes show its performance compared to certain performance rankings, averages or stock indices (described more fully in the SAI).


Prospectus                              14

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant
For your general investment needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
--------------------------------------------------------------------------------
Retirement

To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.


* Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

* Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

* 403(b)  Custodial  Accounts  are  available  to  employees  of most tax-exempt
  institutions,    including    schools,    hospitals   and   other   charitable
  organizations.

* 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
--------------------------------------------------------------------------------
Gifts or Transfers to Minor (UGMA, UTMA)
To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
--------------------------------------------------------------------------------
Trust
For money being invested by a trust

The trust must be established before an account can be opened.
--------------------------------------------------------------------------------
Business or Organization
For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

                                       15                             Prospectus

How to Buy Shares

Once each business day, each fund calculates its share price: The share price is the Fund's net asset value (NAV). Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

Provident Financial Processing Corp. (PFPC) is each Fund's Transfer Agent; its address is 400 Bellevue Parkway, Wilmington, Delaware 19809, and its mailing address is P.O. Box 8943, Wilmington, DE 19899.

First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, an affiliate of the administrator, is the Trust's principal underwriter.

Minimum Investments

To Open an Account                                                       $2,000

For retirement accounts                                                    $500

For automatic investment plans                                             $250

To Add to an Account                                                       $250

For retirement plans                                                       $250

Through automatic investment plans                                         $100

Minimum Balance                                                          $1,000

For retirement accounts                                                    $500

For Information:                                                 (800) 618-7643

To Invest

By Mail: PIC Funds
         P.O. Box 8943
         Wilmington, DE 19899

By Wire: Call:
         (800) 618-7643 to set up an account
         and arrange a wire transfer

Prospectus                              16

How to Sell Shares

You  can  arrange  to  take  money  out  of  your account at any time by selling
(redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

* You wish to redeem more than $100,000 worth of shares,

* Your account registration has changed within the last 30 days,

* The check is being mailed to a different address from the one on your account (record address), or

* The check is being made payable to someone other than the account owner. You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a "letter of instruction" with:

* Your name,

* Your Fund account number,

* The dollar amount or number of shares to be redeemed, and

* Any other applicable requirements listed in the table at right.

* Unless otherwise instructed, PIC will send a check to the record address. Mail your letter to:

    PIC Funds
    P.O. Box 8943
    Wilmington, DE 19899

                                       17                             Prospectus

How to Sell Shares:

                 Account Type             Special Requirements

Phone            All account types        *   Your telephone call must be received by
(800) 618-7643   except retirement            4 p.m. Eastern time to be redeemed on
                                              that day (maximum check request $100,000).
-----------------------------------------------------------------------------------------------
Mail or in       Individual, Joint        *   The letter of instructions must be signed by all
Person           Tenant, Sole Propri-         persons required to sign for transactions,
                 etorship, UGMA, UTMA         exactly as their names appear on the account.
                 Retirement Account       *   The account owner should complete a retirement
                                              distribution form. Call (800) 618-7643 to
                                              request one.
                 Trust                    *   The trustee must sign the letter indicating
                                              capacity as trustee. If the trustee's name is not
                                              in the account registration, provide a copy of
                                              the trust document certified within the last
                                              60 days.
                 Business or              *   At least one person authorized by corporate
                 Organization                 resolutions to act on the account must sign
                                              the letter.
                                          *   Include a corporate resolution with
                                              corporate seal or a signature guarantee.
                 Executor,                *   Call (800) 618-7643 for instructions.
                 Administrator,
                 Conservator, Guardian
-----------------------------------------------------------------------------------------------
Wire             All account types        *   You must sign up for the wire feature before
                 except retirement            using it. To verify that it is in place, call
                                              (800) 618-7643. Minimum wire: $5,000.
                                          *   Your wire redemption request must be received
                                              by the Fund before 4 p.m. Eastern time for
                                              money to be wired the next business day.

Prospectus                              18

Investor Services

PIC provides a variety of services to help you manage your account.

Information Services

PIC'S telephone representatives can be reached at (800) 618-7643.

Statements and reports  that PIC sends to you include the following:

* Confirmation statements (after every transaction that affects your account balance or your account registration)

* Financial reports (every six months)

Transaction Services

Exchange Privilege. You may sell your Fund shares and buy shares of other PIC Funds by telephone or in writing. Note that exchanges into each Fund are limited to four per calendar year, and that they may have tax consequences for you. PFPC charges a $5 fee for each exchange, which is automatically deducted when the exchange is made. Also see "Exchange Restrictions" on page 23.

Systematic withdrawal plans let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day.

Regular Investment Plans

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

                                       19                             Prospectus

Shareholder Account Policies

Dividends, Capital Gains, and Taxes

The Funds distribute substantially all of their net income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Funds offer three options:

1.  Reinvestment  Option.   Your dividend and capital gain distributions will be
automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When a Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

      [GRAPHIC OMITTED]      Understanding
                             Distributions

      As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its earnings along to its investors as distributions.

      The Fund earns dividends from stocks and interest from short term investments held by the Portfolio. These are passed along as dividend distributions. The Fund realizes capital gains whenever the Portfolio sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, each Fund's income and short term capital gain distributions are taxed as dividends; long term capital gain distributions are taxed as long term capital gains. Every January, PIC will

Prospectus                              20
send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions--including exchanges to other PIC Funds--are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sales resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

"Buying   a   dividend." If  you  buy  shares  just  before  a  Fund  deducts  a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment activity in some types of instruments.

Transaction Details

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. PIC calculates each Fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.

Each Fund's NAV is the value of a single share. The NAV is computed by adding the value of a Fund's share of investments held by the Portfolio, cash, and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The NAV is also the redemption price (price to sell one share).

Each Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

                                       21                             Prospectus

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page
23. Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

When you place an order to buy shares, your order will be processed at the next NAV calculated after your order is received and accepted. Note the following:

* All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

* PIC does not accept cash or third party checks.

* When making a purchase with more than one check, each check must have a value of at least $50.

* Each Fund reserves the right to limit the number of checks processed at one time.

* If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of a Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Funds are priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:


* Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

* Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

* PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000 for the Growth Fund, the Small Company Growth Fund and the Mid Cap Fund. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is

Prospectus                              22
  payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

* PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer, PIC will give you 30 days prior notice of its intention to close your account.

Exchange Restrictions

As a shareholder, you have the privilege of exchanging shares of a Fund for shares of other PIC Funds. However, you should note the following:

* The Fund you are exchanging into must be registered for sale in your state.

* You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

* Before exchanging into a Fund, read its prospectus.

* Exchanges may have tax consequences for you.

* Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.

* The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

* Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

* Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of a Portfolio's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio.

Although each Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

                                       23                             Prospectus

General Information

Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series.

However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely. As of December 31, 1996, the Growth Fund was controlled by the Ernst & Young Defined Benefit Plan, and the Small Company Growth Fund was controlled by Atlantic Trust Co. NA and Libco.

Prospectus                              24

Year 2000 Risk. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by PIC and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." PIC is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

                                       25                             Prospectus

                              PIC INVESTMENT TRUST

                       Statement of Additional Information

                               Dated March 2, 1998

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the applicable prospectus of the PIC Growth Fund, PIC Mid Cap Fund and PIC Small Company Growth Fund, series of PIC Investment Trust (the "Trust"), which share a common prospectus. There are five other series of the Trust: the PIC Pinnacle Balanced Fund, PIC Pinnacle Growth Fund, PIC Pinnacle Small Company Growth Fund, PIC Small Cap. Growth Fund and Provident Tax Managed Growth Fund, which have separate Statements of Additional Information. The PIC Growth Fund (the "Growth Fund") invests in the PIC Growth Portfolio; the PIC Mid Cap Fund (the "Mid Cap Fund") invests in the PIC Mid Cap Portfolio and the PIC Small Company Growth Fund (the "Small Company Growth Fund") invest in the PIC Small Cap. Portfolio. (In this Statement of Additional Information, the Growth Fund, the Mid Cap Fund and the Small Company Growth Fund may be referred to as the "Funds", and the PIC Growth Portfolio, PIC Mid Cap Portfolio and PIC Small Cap. Portfolio may be referred to as the "Portfolios.") Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the applicable prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                                TABLE OF CONTENTS

                                                 Cross-reference to page in
                                              in the prospectus of the PIC Funds
                                              ----------------------------------

  Investment Objective and Policies        B-2               10
        The Growth Fund ...............    B-2               10
        The Mid Cap Fund...............    B-2               11
        The Small Company Fund.........    B-2               11
        Investment Restrictions........    B-2               13
        Repurchase Agreements..........    B-4               12
        Options Activities.............    B-4               12
        Futures Contracts..............    B-5               12
        Foreign Securities.............    B-6               12
        Forward Foreign Currency
            Exchange Contracts.........    B-6
        Segregated Accounts............    B-7
        Debt Securities and
            Ratings....................    B-7               12
  Management...........................    B-7            9, 13
  Custodian and Auditors...............    B-13           16, 7
  Portfolio Transactions and
        Brokerage......................    B-14              10
  Additional Purchase and Redemption
        Information....................    B-14          16, 17
  Net Asset Value......................    B-14              21
  Taxation.......................          B-15              20
  Dividends and Distributions..........    B-15              20
  Performance Information..............    B-16              14
  General Information..................    B-17              24
  Appendix.............................    B-17

                       INVESTMENT OBJECTIVES AND POLICIES

The Growth Fund

           The investment objective of the Growth Fund is to provide long-term growth of capital. There is no assurance that the Growth Fund will achieve its objective. The Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Growth Portfolio (the "Growth Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Growth Fund and the Growth Portfolio. Because the investment characteristics of the Growth Fund will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.

The Mid Cap Fund

           The investment objective of the Mid Cap Fund is to provide long-term growth of capital. There is no assurance that the Mid Cap Fund will achieve its objective. The Mid Cap Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Mid Cap Portfolio (the "Mid Cap
Portfolio"). The Mid Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Mid Cap Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Mid Cap Fund and the Mid Cap Portfolio. Because the investment characteristics of the Mid Cap Fund will correspond directly to those of the Mid Cap Portfolio, the discussion refers to those investments and techniques employed by the Mid Cap Portfolio.

The Small Company Growth Fund

           The investment objective of the Small Company Growth Fund is to provide capital appreciation. There is no assurance that Fund will achieve its objective. The Small Company Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Small Cap. Portfolio (the "Small Cap. Portfolio"). The Small Cap. Portfolio is a diversified open-end management investment company having the same investment objective as the Small Company Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Small Company Growth Fund and the Small Cap. Portfolio. Because the investment characteristics of the Small Company Growth Fund will correspond directly to those of the Small Cap. Portfolio, the discussion refers to those investments and techniques employed by the Small Cap. Portfolio.

Investment Restrictions

           The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio.

           As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a

Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Funds invest all of their assets in shares of the Portfolios. Each Fund's and each Portfolio's investment objective is fundamental.

           In addition, no Fund or Portfolio may:

           1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

           2. Make short sales of securities or maintain a short position, except for short sales against the box;

           3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

           4. Write put or call options, except that the Small Cap. Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

           5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

           6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the Funds may invest more than 25% of their assets in shares of a Portfolio;

           7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

           8. Purchase or sell commodities or commodity futures contracts, except that any Portfolio may purchase and sell stock index futures contracts;

           9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

           10. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or

           11. Make investments for the purpose of exercising control or management.

           The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities:

           No Portfolio may:

           1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class);

           2. Invest in securities of any issuer if, to the knowledge of the Portfolio, any officer or Trustee of the Portfolio or any officer or Director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

           3. Invest in any security if as a result the Portfolio would have more than 5% of its total assets invested in securities of companies which together with any predecessor have been in continuous operation for fewer than three years;

           4. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

           5. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).


Repurchase Agreements

           Repurchase agreements are transactions in which a Fund or a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

           Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds and the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

Options Activities

           The Small Cap. Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Small Cap. Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

           The Small Cap. Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

           The Small Cap. Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

           A Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

           In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Futures Contracts

           The Portfolios may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

           Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

           A stock index futures contract may be used as a hedge by any of the Portfolios with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

           There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indexes.

           In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

           Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

           The Portfolios may invest in securities of foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

Forward Foreign Currency Exchange Contracts

           The Portfolios may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

           The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

           At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

           The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Segregated Accounts

           When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings

           Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.


                                   MANAGEMENT

           The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolios each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

           The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Jettie M. Edwards (age 51), Trustee          Consulting principal of
76 Seaview Drive                             Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Bernard J. Johnson (age 73),                 Retired; formerly Chairman Emeritus of the Advisor
      Trustee Emeritus
300 North Lake Avenue
Pasadena, CA 91101

Jeffrey D. Lovell (age 45), Trustee          Managing Director, President and co-founder
11150 Santa Monica Blvd., Ste 1650           of Putnam, Lovell & Thornton, Inc.
Los Angeles, CA 90025                        (investment bankers)

Jeffrey J. Miller (age 47),  President       Managing Director and Secretary of the Advisor;
      and Trustee*                           President and Trustee of each of the Portfolios
300 North Lake Avenue
Pasadena, CA 91101

Wayne H. Smith (age 56), Trustee             Vice President and Treasurer of Avery Dennison
150 N. Orange Grove Blvd.                    Corporation (pressure sensitive material and office products
Pasadena, CA  91103                          manufacturer)

Thad M. Brown (age 47), Vice                 Senior Vice President and Chief Financial Officer
     President, Secretary and                of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

         The Trustees and officers of each of the Portfolios, their business address and their occupations during the past five years are:

Richard N. Frank (age 74),  Trustee          Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                        Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                           of Lawry's Foods, Inc.

Bernard J. Johnson (age 73),                 Retired; formerly Chairman Emeritus of the Advisor
      Trustee Emeritus
300 North Lake Avenue
Pasadena, CA 91101

James Clayburn LaForce (age 69),             Dean Emeritus, John E. Anderson Graduate School of
     Trustee                                 Management, University of California, Los Angeles.
P.O. Box 1585                                Director of The BlackRock Funds. Trustee of Payden & Rygel
Pauma Valley, CA 92061                       Investment Trust. Director of the Timken Co., Rockwell
                                             International, Eli Lilly, Jacobs Engineering Group and Imperial
                                             Credit Industries.

Jeffrey J. Miller (age 47),  President     Managing Director and Secretary of the Advisor
     and Trustee*
300 North Lake Avenue
Pasadena, CA 91101

Angelo R. Mozilo (age 59), Trustee         Vice Chairman and Executive Vice President
155 N. Lake Avenue                         of Countrywide Credit Industries (mortgage
Pasadena, CA 91101                         banking)

Thad M. Brown (age 47), Vice               Senior Vice President and Chief Financial Officer
     President, Secretary and              of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101
---------------------------------

* denotes Trustees who are "interested persons" of the Trust or Portfolios under the 1940 Act.

         The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                             Deferred
                                                           Compensation
          Name of Trustee            Total Compensation       Accrued
          ---------------            ------------------       -------

          Jettie M. Edwards               $12,000(1)              -0-
          Bernard J. Johnson               11,500(1)              -0-
          Jeffrey D. Lovell                11,500(1)           22,093
          Wayne H. Smith                   12,000(1)           23,713
          Richard N. Frank                 12,000(2)           23,604
          James Clayburn LaForce           12,000(2)              -0-
          Angelo R. Mozilo                 12,000(2)           24,153

          (1) Compensation was paid by the Registrant

          (2) Compensation   was  paid  by  three  other  registered  investment
              companies in the "Fund Complex."

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Growth Fund as of January 31, 1998:

         Vanguard Fidicuary Trust Co. Trustee - 31.40%
         FBO Memorial Health Services Plan 91582
         DTD 12/31/97
         Attn: Specialized Services
         P. O. Box 2600 VM 421
         Valley Forge, PA 19482

         Milbank Tweed Hadley & McCloy - 6.56%
         Prtners Retirement Plan
         3 Chase Metrotech Center 5th Floor
         Brooklyn, NY 11245

         Harris Trust and Savings Bank Trustee - 5.11%
         FBO Lower Bucks Hospital
         Attn: Mark Rovell - 6W
         111 W. Monroe Street
         Chicago, IL 60603


         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Mid Cap Fund as of January 31, 1998:

         Larry D. Tashjian - 14.21%
         and Karen D. Tashjian Trustees
         DTD 6/13/90
         612 Bershire Avenue
         La Canada, CA 91011

         George Handtmann III Trustee - 14.21%
         for Handtmann Family Trust
         DTD 12/23/92
         333 Lambert Road
         Carpinteria, CA 93013

         Jeffrey J. Miller - 14.21%
         and Paula J. Miller Trustees
         for Miller Family Trust
         DTD 4/9/92
         1252 El Vaso Street
         La Canada, CA 91011

         Robert M. Kommerstad - 14.21%
         and Lila M. Kommerstad Trustee
         for Kommerstad Family Trust
         DTD 5/16/88
         218 Deodar Lane
         Bradbury, CA 91010

         Bernard J. Johnson Trustee - 14.21%
         for the Johnson Family Trust
         DTD 6/13/75
         2100 Glenview Terrace
         Altadena, CA 91001

         Thomas J. & Julie H. Condon Trustee - 14.21% for the Condon Family Trust
         DTD 4/5/90
         850 Holladay Road
         San Marino, CA 91108


         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Small Company Growth Fund as of January 31, 1998:


         Wilmington Trust Trustee - 14.55%
         for A/C 42517-5
         FBO Integrated Device Technology 401K

         DTD 9/1/97
         c/o Mutual Funds
         1100 N. Market Street
         Wilmington, DE 19890

         Pell Rudman Trust Co. NA - 14.39%
         Nominee Account
         Attn: Mutual Funds
         100 Federal Street 37th Floor
         Boston, MA 02110

         UMBSC & Co. - 13.42%
         FBO Interstate Brands Corp.
         Aggressive Growth Acct.
         A/C 340419159
         P. O. Box 419260
         Kansas City, MO 64141-6260

         Charles Schwab & Co., Inc. - 13.15%
         Special Custody Account for Ben of Cust
         Cash Account
         101 Montgomery Street
         San Francisco, CA 94104-4122

         Libco A Partnership - 9.74%
         P. O. Box 25848
         Oklahoma City, OK 73125

         UMBSC & Co. - 8.74%
         FBO Interstate Brands Corp.
         Moderate Growth Account
         A/C 340419142
         P. O. Box 419260
         Kansas City, MO 64141-6260

         As of January 31, 1998, shares of Growth and Small Company Growth Funds owned by the Trustees and officers as a group were less than 1% and 28.42% of Mid Cap Fund's shares were owned by Trustees and officers:

The Advisor

         The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

         The  following  information  is  provided  about  the  Advisor  and the
Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to separate Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

         The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.

         For its services, the Advisor receives a fee from the Growth and Small Company Growth Portfolios at an annual rate of 0.80% of their average net assets; and will receive a fee from the Mid Cap Portfolio at an annual rate of 0.70% of average net assets. During the three fiscal years ended October 31, 1997, 1996, and 1995, the Advisor earned fees pursuant to the Advisory Agreements as follows: from the Growth Portfolio, $838,058, $949,431 and $1,536,297, respectively; and from the Small Cap. Portfolio, $1,525,768, $1,395,748 and $771,499, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Growth and Small Cap. Portfolios to 1.00% of average net assets. As a result, the Advisor waived all or a portion of its fee and/or reimbursed expenses of the Growth Portfolio that exceeded these expense limits in the amounts of $48,003, $64,401 and $21,828 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively. The Advisor waived all or a portion of its fee and/or reimbursed expenses of the Small Cap. Portfolio that exceeded these expense limits in the amounts of $24,879, $26,098 and $66,713 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively. The Mid Cap Portfolio was not in existence prior to 1998.

         Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

         The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).

         The Advisor also provided certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. During the three fiscal years ended October 31, 1997, 1996 and 1995, the Advisor earned fees pursuant to the Administration Agreements from the Growth Fund (formerly the Institutional Growth Fund) of $207,782, $236,786 and $219,070, respectively. During the fiscal years ended October 31, 1997 and 1996, the Advisor earned fees of $45,245 and $3,105, respectively, from the Small Company Growth Fund (formerly the PIC Institutional Small Cap. Growth Fund). (The Fund was not in existence in prior years.) However, the Advisor has agreed to limit the aggregate expenses of the Growth Fund to 1.25% of average net assets and the expenses of the Small Company Growth Fund to 1.45%. As a result, the Advisor waived all or a portion of its fee and/or reimbursed expenses of the Growth Fund that exceeded these expense limits in the amounts of $110,144, $55,034 and $56,326 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively. During the fiscal years ended October 31, 1997 and 1996, the Advisor waived all or a portion of its fee and/or reimbursed expenses of the Small Company Growth Fund that exceeded the expense limit in the amounts of $35,623 and $38,198.

   The Advisor reserves the right to be reimbursed for any waiver of its fee or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

         During each of the three years ended October 31, 1997, 1996 and 1995, the Growth Fund paid the Administrator fees in the amount of $15,000. During the fiscal year ended October 31, 1997 and 1996, the Small Company Growth Fund paid the Administrator fees in the amount of $15,000 and $4,999.

         During the fiscal years ended October 31, 1997, 1996 and 1995, the Growth Portfolio paid the Administrator fees in the amounts of $103,757, $118,678 and $192,037, respectively. During the fiscal years ended October 31, 1997, 1996 and 1995, the Small Company Growth Portfolio paid the Administrator fees in the amounts of $190,721, $174,469 and $96,687, respectively.

                             CUSTODIAN AND AUDITORS

         The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113, is responsible for holding the Funds' assets, and Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Trust's tranfer agent. The Trust's independent accountants, McGladrey &

Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor.

         The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1997, 1996 and 1995, the amount of brokerage commissions paid by the Growth Portfolio were $110,376, $148,938 and $243,060, respectively; and by the Small Cap. Portfolio were $218,087, $115,709 and $59,282, respectively.

         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolios.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

         The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day. Each Portfolio's net asset value is calculated separately.

         The net asset value per share is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of Interests in the Portfolio outstanding at such time.

                                    TAXATION

         The Funds will each be taxed as separate entities under the Internal Revenue Code, and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of each Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

         Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                           YIELD = 2 [(a-b + 1){6} - 1]
                                       ---
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created eight series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                              FINANCIAL STATEMENTS

         The annual reports to shareholders for the Funds (except PIC Mid Cap Fund which commenced operations on December 31, 1997 for the fiscal year ended October 31, 1997 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this Statement of Additional Information.

                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

To learn more about each Fund and its investments, you can obtain a copy of the Fund's most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information (SAI). The SAI is dated March 2, 1998, may be amended from time to time, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of this prospectus). For a free copy of either document, call (800) 618-7643. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the U.S. Government, the FDIC, the Federal Reserve Board, or any other U.S. Government agency, and are subject to investment risk, including the possible loss of principal.

Each Fund, unlike many other mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Investors should carefully consider this investment approach. For additional information, see "Structure of the Funds and the Portfolios" in this prospectus and "Investment Objectives and Policies" in the SAI.

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                 [GRAPHIC OMITTED]   P*I*C
                                    PINNACLE
                           ---------------------------
                           GROWTH FUND * BALANCED FUND
                            SMALL COMPANY GROWTH FUND
                           ---------------------------



Prospectus
March 2, 1998


Provident Investment Counsel
300 North Lake Avenue
Pasadena, CA 91101

Contents


Key Facts             3    The Funds at a Glance
                      3    Who May Want to Invest
                      4    Expenses
                      6    Structure of the Funds and
                           the Portfolios
                      7    Financial Highlights
The Funds in Detail   10   Charter How the Fund is organized.
                      11   Information About the Funds'
                           Investments The Funds' overall
                           approach to investing.
                      13   Securities and Investment Practices
                           More information about how the
                           Funds invest.
                      15   Breakdown of Expenses How
                           operating costs are calculated and what they
                           include.
                      16   Performance
Your Account          17   Ways to Set Up Your Account
                      18   How to Buy Shares
                      19   How to Sell Shares
                      21   Investor Services Services to help you
                           manage your account.
                      21   Exchange Restrictions
Shareholder Account   22   Dividends, Capital Gains
Policies                   and Taxes
                      23   Transaction Details Share price
                           calculations and the timing of
                           purchases and redemptions.
General Information   25

Prospectus                              2

Key Facts

The Funds at a Glance

Management: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Funds' Advisor. At December 31, 1997, total assets under PIC's management were over $20 billion.

Pinnacle Balanced Fund

Goal:   Total return, that is, a combination of income and capital growth, while preserving capital.

Strategy: Invests, through the PIC Balanced Portfolio, in a combination of high quality growth stocks and fixed income senior securities.

Pinnacle Growth Fund

Goal: Long term growth of capital.

Strategy: Invests, through the PIC Growth Portfolio, in high quality growth stocks.

Pinnacle Small Company
Growth Fund

Goal: Long term growth of capital.

Strategy: Invests, through the PIC Small Cap Portfolio, mainly in equity securities of small companies.

Who May Want to Invest

The Balanced Fund may be appropriate for investors who want to share in potentially high long term returns, but hope to see less fluctuation in the value of their investment.

The Growth Fund may be appropriate for investors who seek potentially high long term returns, but are willing to accept the risk of investing in growth stocks. The Fund is designed for those seeking capital appreciation through a diversified portfolio of equity securities of issuers of all sizes.

The Small Company Growth Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above average long term returns. The Small Company Growth Fund is designed for those who want to focus on stocks of small capitalization companies in search of above average returns. A company's market capitalization is the total market value of its outstanding common stock. A small company is one with market capitalization or annual revenues at the time of purchase of $250 million or less. The securities of smaller, less well-known companies may be more volatile than those of larger companies. Over time, however, small-capitalization stocks have shown greater growth potential than those of larger-capitalization companies.

The value of each Fund's investments will vary from day to day, and generally reflects market conditions, interest rates, and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. When you sell your shares, they may be worth more or less than what you paid for them. By itself, no fund constitutes a balanced investment plan. There is no assurance that any Fund will meet its objective.

                                       3                              Prospectus

Expenses

Shareholder transaction expenses are charges you pay when you buy, sell or hold shares in a Fund.

Maximum sales charge                   None
Maximum sales charge on reinvested
    dividends                          None
Deferred sales charge                  None
Redemption fee                         None
Exchange fee                           $  5

Annual operating expenses are paid out of each Fund's and each Portfolio's assets. The Funds each indirectly pay an investment advisory fee, and each Fund also incurs other expenses for services such as administrative services, maintaining shareholder records and furnishing shareholder statements and financial reports. A Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts.

The following are based on expenses actually incurred during the last fiscal year, and are calculated as a percentage of average net assets.


Pinnacle Balanced Fund

Management fee (paid by the Portfolio)         .60%
Other expenses of the Portfolio, after
    reimbursement by PIC                       .20%
                                              ----
Total operating expenses of the Portfolio      .80%
Administrative fee paid by the Fund to
    PIC*                                       .00%
12b-1 fee+                                     .25%
Other expenses of the Fund, after
    reimbursement by PIC*                      .00%
                                              ----
Total Fund operating expenses                 1.05%
                                              ====

* PIC waives its fees and reimburses the Balanced Fund for any expenses in excess of 1.05% of average net assets. Without this waiver and reimbursement, the total fund operating expenses would have been 1.43% of average net assets for the fiscal year ended October 31, 1997.

Pinnacle Growth Fund

Management fee (paid by the Portfolio)         .80%
Other expenses of the Portfolio, after
    reimbursement by PIC                       .20%
                                              ----
Total operating expenses
    of the Portfolio                          1.00%
Administrative fee paid by the Fund to
    PIC*                                       .10%
12b-1 fee+                                     .25%
Other expenses of the Fund, after
    reimbursement by PIC*                      .00%
                                              ----
Total Fund operating expenses                 1.35%
                                              ====

* PIC waives its fees and reimburses the Growth Fund for other expenses so that total Fund operating expenses will not exceed 1.35% of average net assets. Without this waiver and reimbursement, the total fund operating expenses would have been 9.97% of average net assets for the fiscal year ended October 31, 1997.

Pinnacle Small Company
Growth Fund

Management fee (paid by the Portfolio)         .80%
Other expenses of the Portfolio                .20%
                                              ----
Total operating expenses
    of the Portfolio                          1.00%
Administrative fee paid by the Fund to
    PIC                                        .20%
12b-1 fee+                                     .25%
Other expenses of the Fund, after
    reimbursement by PIC*                      .10%
                                              ----
Total Fund operating expenses                 1.55%
                                              ====

Prospectus                              4

* PIC reimburses the Small Company Growth Fund for any expenses in excess of 1.55% of average net assets. Without this reimbursement, the total fund operating expenses would have been 11.55% of average net assets for the fiscal year ended October 31, 1997.

+ The maximum level of distribution expenses is 0.25% per annum of the Fund's average net assets. The distribution expense for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. For more information on 12b-1 fees, see Distribution Plan in the SAI.

PIC retains the ability to be repaid by a Fund if expenses subsequently fall below the specified limit within the next three years.

Examples: Let's say, hypothetically, that each Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invest, here's how much you would pay in total expenses if you close your account after the number of years indicated:

Pinnacle Balanced Fund

After 1 year       $ 11
After 3 years      $ 33
After 5 years      $ 58
After 10 years     $128

Pinnacle Growth Fund

After 1 year       $ 14
After 3 years      $ 43
After 5 years      $ 74
After 10 years     $162

Pinnacle Small Company
Growth Fund

After 1 year       $ 16
After 3 years      $ 49
After 5 years      $ 84
After 10 years     $185

These examples illustrate the effect of expenses, but they are not meant to suggest actual or expected costs or returns, all of which may vary. For a more complete description of the various costs and expenses, see "Breakdown of Expenses." The tables above summarize the expenses of both the Portfolios and the Funds. The Trustees expect that the combined per share expenses of the Funds and the Portfolios will be equal to, or may be less than, the expenses that would be incurred by a Fund if it retained an investment manager and invested directly in the types of securities held by a Portfolio.

                                       5                              Prospectus

Structure of the Funds and the Portfolios

Unlike many other mutual funds which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since a Fund will not invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

In addition to selling its shares to the Fund, a Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in a Portfolio may sell their shares to the public at prices different from those of a Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling (800) 618-7643.

The Trustees of PIC Investment Trust believe that this structure may enable a Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. A Fund's investment in a Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of a Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received. For further information, see "The Funds in Detail," "Information about the Funds' Investments" and "Securities and Investment Practices."


Prospectus                              6

Financial Highlights

The table that follows is included in the Fund's Annual Report and has been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the Fund's Statements of Additional Information.

PIC Pinnacle Balanced Fund

 Selected Per-Share Data and Ratios
 Years ended October 31,                       1997        1996        1995        1994        1993         1992*
 Net asset value, beginning of period       $ 13.91     $  13.24    $  11.24     $ 11.48    $ 10.82     $  10.00
 Income from investment operations:
  Net investment income                         .16          .14         .15         .15        .18          .04
  Net realized and unrealized gain
   (loss) on investments                       2.64         1.34        2.00        (.24)       .69          .78
 Total from investment operations              2.80         1.48        2.15        (.09)       .87          .82
 Less:
  Dividends from net investment
   income                                      (.16)        (.14)       (.15)       (.15)      (.21)         .00
  Dividends from net realized gains           (1.04)        (.67)        .00         .00        .00          .00
 Total dividends                              (1.20)        (.81)       (.15)       (.15)      (.21)         .00
 Change in net asset value                     1.60          .67        2.00        (.24)       .66          .82
 Net asset value, end of period             $ 15.51     $  13.91    $  13.24     $ 11.24    $ 11.48     $  10.82
 Total return                                 21.76%       11.96%      19.35%       (.78%)     8.10%       21.14%++
-------------------------------------------------------------------------------------------------------------------
 Ratios and Supplemental Data:
 Net assets, end of period (000) omitted    $ 35.3      $  12.9     $  12.5      $  9.1     $  6.7      $   1.2
 Ratio of expenses to average net assets       1.43%        1.72%       2.32%       2.87%      7.44%       43.11% +
 Ratio of expenses to average net assets
  after expense reductions**                   1.05%        1.05%       1.05%       1.05%      1.05%        1.05% +
 Ratio of net investment income (loss) to
  average net assets                           1.10%        1.05%       1.32%       1.37%      1.79%        2.60% +
 Portfolio turnover rate++                   104.50%       54.24%     106.50%     116.63%     92.65%        3.13% *

 * June 11, 1992 (commencement of operations) through October 31, 1992.
 + Annualized.
** Includes the Fund's share of expenses allocated from PIC Balanced Portfolio. ++ Portfolio turnover rate of PIC Balanced Portfolio, in which all of the Fund's assets are invested.

                                       7                              Prospectus

PIC Pinnacle Growth Fund

 Selected Per-Share Data and Ratios
 Years ended October 31,                                                 1997*

 Net asset value, beginning of period                                  $ 10.00
 Income from investment operations:
 Net investment (loss)                                                    (.03)
 Net realized and unrealized (loss) on investments                        1.47
 Total from investment operations                                         1.44
 Net asset value, end of period                                        $ 11.44
 Total return                                                            14.40%
--------------------------------------------------------------------------------
 Ratios and Supplemental Data:
 Net assets, end of period (000) omitted                               $  2.2
 Ratio of expenses to average net assets                                  9.97%
 Ratio of expenses to average net assets after expense reductions**       1.35%
 Ratio of net investment income to average net assets                    (0.62)%
 Portfolio turnover rate++                                               67.54%
 Average commission rate paid by Portfolio                             $  0.0416

 * February 3, 1997 (commencement of operations) through October 31, 1997.
 + Annualized.
** Includes the Fund's share of expenses allocated from PIC Growth Portfolio. ++ Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.

Prospectus                              8

PIC Pinnacle Small Company Growth Fund

 Selected Per-Share Data and Ratios
 Year ended October 31,                                                 1997*

 Net asset value, beginning of period                                  $ 10.00
 Income from investment operations:
 Net investment (loss)                                                    (.03)
 Net realized gain and unrealized (loss) on investments                    .45
 Total from investment operations                                          .42
 Net asset value, end of period                                        $ 10.42
 Total return                                                             4.20%
-------------------------------------------------------------------------------
 Ratios and Supplemental Data:
 Net assets, end of period (000) omitted                               $  3.1
 Ratio of expenses to average net assets                                 11.55%
 Ratio of expenses to average net assets after expense reductions**       1.55%
 Ratio of net investment income to average net assets                    (1.14)%
 Portfolio turnover rate++                                              151.52%

 * February 3, 1997 (commencement of operations) through October 31, 1997.
 + Annualized.
** Includes the Fund's share of expenses allocated from PIC Small Cap Portfolio. ++ Portfolio turnover rate of PIC Small Cap Portfolio, in which all of the
   Fund's assets are invested.

                                       9                              Prospectus

The Funds in Detail

Charter

Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, each Fund is a diversified series of PIC Investment Trust, which is an open-end management investment company, organized as a Delaware business trust on December 11, 1991.

The Funds and the Portfolios are each governed by a Board of Trustees, responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet throughout the year to oversee the activities of the Funds and the Portfolios, review contractual arrangements with companies that provide services to the Funds and the Portfolios, and review performance. The majority of Trustees are not otherwise affiliated with PIC. Information about the Trustees and officers is contained in the SAI.

The Funds may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve an investment advisory contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Funds will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based on the number of shares you own.

PIC is the advisor to the PIC Portfolios, in which the respective Funds invest. Its address is 300 North Lake Avenue, Pasadena, CA 91101.

An investment committee of PIC formulates and implements an investment program for each of the Portfolios, including determining which securities should be bought and sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolios to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls; leading proprietary positions in given market niches; and finally companies that may currently be under-researched by Wall Street analysts.

The value of a Portfolio's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

Each Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when you sell your shares of the Fund, they may be worth more or less than what you paid for them. PIC normally invests

Prospectus                              10
each Portfolio's assets according to its investment strategy. Each Portfolio also reserves the right to invest without limitation in short term instruments for temporary, defensive purposes.

PIC may use broker-dealers that sell shares of a Fund to carry out transactions for the Portfolios, provided that the Portfolios receive brokerage services and commission rates comparable to those of other broker-dealers.

PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation
(UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services.

Information About the Funds' Investments

Because the investment characteristics of each Fund will correspond directly to those of the Portfolio in which it invests, the following is a discussion of the various investments of, and techniques employed by, the Portfolios.

PIC Pinnacle Balanced Fund

The PIC Pinnacle Balanced Fund seeks to provide total return -- that is, a combination of income and capital growth, while preserving capital, by investing in the PIC Balanced Portfolio. In PIC's opinion, over time, stocks outperform bonds and investments that are equivalent to cash; consequently, the Balanced Portfolio attempts to achieve total return through investments in equity securities.

In selecting investments for the Balanced Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. In addition, PIC seeks companies which have a five-year average performance record of sales, earnings, pretax margins, return on equity and reinvestment rate, all of which, in the aggregate, are 1.5 times the average performance of the Standard & Poor's 500 Composite Stock Price Index for the same period. The Balanced Portfolio will invest in a range of small, medium and large companies; the minimum market capitalization of a portfolio security is expected to be $250 million, and the average market capitalization is currently approximately $15 billion. Equity securities in which the Balanced Portfolio invests typically average less than a 1% dividend. Currently, approximately 70% of the equity securities in which the Balanced Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the National Association of Securities Dealers' NASDAQ system or are otherwise traded over the counter. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

                                       11                             Prospectus

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls, leading proprietary positions in given market niches, and finally companies that may currently be under-researched by Wall Street analysts.

The Balanced Portfolio will also invest no less than 25% of its assets in fixed income senior securities, both to earn current income and to achieve gains from an increase in the value of the fixed income securities. In general, prices of fixed income securities rise when interest rates fall, and vice versa. Fixed income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer term fixed income securities are generally more sensitive to interest rate changes than short term fixed income securities.

The Balanced Portfolio may invest up to 70% of its total assets in fixed income securities, but it may not invest in such securities unless they have been rated at least BBB by Standard & Poor's Corporation (S&P) or Baa by Moody's
Investors Service, Inc. (Moody's), or if unrated by S&P and Moody's are of comparable quality in PIC's opinion. Securities rated Baa by Moody's are regarded as medium grade, but have speculative characteristics. If the rating of a security is reduced after it is purchased, the Balanced Portfolio can continue to hold it, but PIC will consider the rating reduction in determining whether or not the security should be sold. See the SAI for a description of S&P and Moody's ratings.

The Balanced Portfolio may also attempt to earn current income and reduce the variability of the net asset value of its shares by investing a portion of its assets in short term investments. In unusual circumstances, economic, monetary, technical and other factors may cause PIC to assume a temporary, defensive position during which all or a substantial portion of the Balanced Portfolio's assets may be invested in short term instruments. Under normal market conditions, it is expected that investments in such short term instruments may range from zero (fully invested) to 20% of the Portfolio's assets.

The Balanced Portfolio may also invest up to 20% of its assets in foreign securities.

PIC Pinnacle Growth Fund

PIC Pinnacle Growth Fund seeks long term growth of capital by investing in the PIC Growth Portfolio, which in turn invests primarily in equity securities. Under normal circumstances, the Growth Portfolio will invest at least 80% of its assets in such equity securities. In selecting investments for the Growth Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. PIC uses "bottom-up" fundamental research to identify companies which have a five-year average performance record of sales, earnings, pretax margins, return on equity and reinvestment rate, all of which, in the

Prospectus                              12
aggregate, are 1.5 times the average performance of the Standard & Poor's 500 Composite Stock Price Index for the same period. The Growth Portfolio will invest in a range of small, medium and large companies; the minimum market capitalization of a portfolio security is expected to be $250 million, and the average market capitalization is currently approximately $15 billion. Equity securities in which the Growth Portfolio invests typically average less than a 1% dividend. Currently, approximately 70% of the equity securities in which the Growth Portfolio invests are listed on the New York or American Stock
Exchanges, and the remainder are traded on the National Association of Securities Dealers' NASDAQ system or are otherwise traded over the counter. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold.

In unusual circumstances, economic, monetary, technical and other factors may cause PIC to assume a temporary, defensive position during which all or a substantial portion of the Growth Portfolio's assets may be invested in short term instruments. Under normal market conditions, it is expected that investments in such short term instruments may range from zero (fully invested) to 20% of the Portfolio's assets.

The Growth Portfolio may also invest up to 20% of its assets in foreign securities.

PIC Pinnacle Small Company
Growth Fund

The PIC Pinnacle Small Company Growth Fund seeks long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in equity securities of small companies.

PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. The Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Small capitalization companies are those whose market capitalization or annual revenues are $250 million or less at the time of the Portfolio's investment. Companies whose capitalization or revenues increase beyond this range after purchase continue to be considered small capitalization for the purposes of the Portfolio's investment policy. Investing in small capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value.

The Small Cap Portfolio may also invest up to 20% of its assets in foreign securities.

Securities and
Investment Practices

The following pages contain more detailed information about the types of instruments in which the Portfolios may invest, and strategies PIC may employ in pursuit of the Portfolios' investment objectives. A summary of risks and restrictions associated with these instrument types and investment practices is included as well. A

                                       13                             Prospectus
complete listing of each Fund's policies and limitations and more detailed information about each Portfolio's investments is contained in the SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goals. Current holdings and recent investment strategies are described in each Fund's financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call (800) 618-7643.

Equity Securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Restriction: With respect to 75% of total assets, a Portfolio may not own more than 10% of the outstanding voting securities of a single issuer.

Short Term Investments are debt securities that mature within a year of the date they are purchased by a Portfolio. Some specific examples of short term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements.

Restriction: A Portfolio will only purchase short term investments which are "high quality." High quality means the investments have been rated A-1 by S&P or Prime-1 by Moody's, or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreement. In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Exposure to Foreign Markets. A Portfolio may invest in foreign securities.

Restriction: A Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ National Market System.

Options and Futures. A Portfolio has the right to use options and futures to hedge its investments in securities, but PIC does not expect to use these instruments during this fiscal year. A Fund will advise shareholders before any investment in options or futures commences. See the SAI for details.

Risk Factors. Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries,

Prospectus                              14
fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Options and futures, which are sometimes called derivative securities, also entail certain risks, which are described in detail in the SAI.

Fundamental Investment Policies and Restrictions

Some of the policies and restrictions discussed on this and the preceding pages are fundamental; that is, subject to change only by shareholder approval. The following paragraph states all those that are fundamental. All policies stated throughout the prospectus, other than those identified in the following paragraph, can be changed without shareholder approval.

The Balanced Fund seeks total return while preserving capital. The Growth Fund and the Small Company Growth Fund each seek long term growth of capital. Each Portfolio, with respect to 75% of total assets, may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer. Each Portfolio may not invest more than 25% of its total assets in any one industry.

Breakdown of Expenses

Like all mutual funds, each Fund pays fees related to its daily operations. Expenses paid out of a Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays an investment advisory fee to PIC each month for managing its investments. The Balanced Portfolio pays a fee at the annual rate of 0.60% of its average net assets; the Growth and Small Cap Portfolios each pay a fee at the annual rate of 0.80% of the Portfolio's average net assets.

While the investment advisory fee is a significant component of a Portfolio's (and thus a Fund's) annual operating costs, each Fund also pays other expenses. Each Fund pays shareholder servicing fees to financial services firms that sell shares of the Funds, and these firms typically pass along a portion of these fees to your financial representative for helping you with your investment in the Fund. The maximum amount that a Fund may pay is .25% of its annual average net assets (12b-1 fees). For additional information, see "Distribution Plan" in the SAI. The Funds and the Portfolios each pay a monthly administration fee to Investment Company Administration Corporation for managing some of their business affairs. Each Portfolio pays a fee at the annual rate of 0.10% of average net assets subject to an annual minimum of $45,000, and each Fund pays an annual fee of $15,000. The Funds and the Portfolios also pay other expenses, such as legal, audit, custodian and transfer agency fees, as well as the compensation of Trustees who are not affiliated with PIC.

PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses if they exceed a certain

                                       15                             Prospectus
percentage of the Fund's average net assets. In the case of the Pinnacle Balanced Fund, this limit is 1.05%; in the case of the Pinnacle Growth Fund, the limit is 1.35%; and in the case of the Pinnacle Small Company Growth Fund, the limit is 1.55%. This reimbursement arrangement, which may be terminated at any time without notice, will decrease a Fund's expenses and boost its performance. PIC retains the ability to be repaid by a Fund if expenses subsequently fall below the specified limit within the next three years.


Performance

Mutual fund performance is commonly measured as total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects a Fund's performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance; it is not the same as actual year-by-year results.

Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include effect of income taxes paid by shareholders. A Fund may sometimes show its performance compared to certain performance rankings, averages or stock indices (described more fully in the SAI).

Prospectus                              16

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant
For your general investment needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
--------------------------------------------------------------------------------
Retirement

To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

* Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

* Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

* 403(b)  Custodial  Accounts  are  available  to  employees  of most tax-exempt
  institutions,    including    schools,    hospitals   and   other   charitable
  organizations.

* 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
--------------------------------------------------------------------------------
Gifts or Transfers to Minor (UGMA, UTMA)

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
--------------------------------------------------------------------------------
Trust

For money being invested by a trust

The trust must be established before an account can be opened.
--------------------------------------------------------------------------------
Business or Organization

For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

                                       17                             Prospectus

How to Buy Shares

Once each business day, each fund calculates its share price: The share price is the Fund's net asset value (NAV). Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.


If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

Provident Financial Processing Corp. (PFPC) is each Fund's Transfer Agent; its address is 400 Bellevue Parkway, Wilmington, Delaware 19809, and its mailing address is P.O. Box 8943, Wilmington, DE 19899.

First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.


Minimum Investments

To Open an Account                                                       $2,000

For retirement accounts                                                    $500

For automatic investment plans                                             $250

To Add to an Account                                                       $250

For retirement plans                                                       $250

Through automatic investment plans                                         $100

Minimum Balance                                                          $1,000

For retirement accounts                                                    $500

For Information:                                                 (800) 618-7643

To Invest

By Mail: PIC Pinnacle Funds
         P.O. Box 8943
         Wilmington, DE 19899

By Wire: Call:
         (800) 618-7643 to set up
         an account and arrange a
         wire transfer

Prospectus                              18

How to Sell Shares

You  can  arrange  to  take  money  out  of  your account at any time by selling
(redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

* You wish to redeem more than $100,000 worth of shares,

* Your account registration has changed within the last 30 days,

* The check is being mailed to a different address from the one on your account (record address), or

* The check is being made payable to someone other than the account owner. You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a "letter of instruction" with:

* Your name,

* Your Fund account number,

* The dollar amount or number of shares to be redeemed, and

* Any other applicable requirements listed in the table at right.

* Unless otherwise instructed, PIC will send a check to the record address. Mail your letter to:

  PIC Pinnacle Funds
  P.O. Box 8943
  Wilmington, DE 19899

                                       19                             Prospectus

How to Sell Shares:

           Account Type   Special Requirements

Phone            All account types        *   Your telephone call must be received by
(800) 618-7643   except retirement            4 p.m. Eastern time to be redeemed on that
                                              day.
-------------------------------------------------------------------------------------------------
Mail or in       Individual, Joint        *   The letter of instructions must be signed by all
Person           Tenant, Sole Propri-         persons required to sign for transactions,
                 etorship, UGMA, UTMA         exactly as their names appear on the account.
                 Retirement Account       *   The account owner should complete a retirement
                                              distribution form. Call (800) 618-7643 to
                                              request one.
                 Trust                    *   The trustee must sign the letter indicating
                                              capacity as trustee. If the trustee's name is not
                                              in the account registration, provide a copy of
                                              the trust document certified within the last 60
                                              days.
                 Business or              *   At least one person authorized by corporate
                 Organization                 resolutions to act on the account must sign the
                                              letter.
                                          *   Include a corporate resolution with
                                              corporate seal or a signature guarantee.
                 Executor,                *   Call (800) 618-7643 for instructions.
                 Administrator,
                 Conservator, Guardian
-------------------------------------------------------------------------------------------------
Wire             All account types        *   You must sign up for the wire feature before
                 except retirement            using it. To verify that it is in place, call (800)
                                              618-7643. Minimum wire: $5,000.
                                          *   Your wire redemption request must be received
                                              by the Fund before 4 p.m.
                                              Eastern time for money to be wired the next
                                              business day.

Prospectus                              20

Investor Services

PIC provides a variety of services to help you manage your account.

Information Services

PIC'S telephone representatives can be reached at (800) 618-7643.

Statements and reports  that PIC sends to you include the following:

* Confirmation statements (after every transaction that affects your account balance or your account registration)

* Financial reports (every six months)

Transaction Services

Regular investment plans. One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically and conveniently. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

Systematic withdrawal plans let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day.

Exchange  Privilege.   You may sell your Fund shares and buy shares of other PIC
Funds by telephone or in writing.

Exchange Restrictions. You should note the following:

* The Fund you are exchanging into must be registered for sale in your state.

* You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

* Before exchanging into a Fund, read its prospectus.

* Exchanges may have tax consequences for you.

* Exchanges into each Fund are limited to five per calendar year.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

                                       21                             Prospectus

Shareholder Account Policies

Dividends, Capital Gains, and Taxes

The Funds distribute substantially all of their net income and capital gains, if any, to shareholders each year. The Balanced Fund pays quarterly dividends, and the Growth and Small Company Growth Funds pay dividends, normally, in December. Capital gains are also normally distributed in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Funds offer three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When a Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

[GRAPHIC OMITTED]   Understanding
                    Distributions
As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its earnings along to its investors as distributions.

The Fund earns dividends from stocks and interest from short term investments held by the Portfolio. These are passed along as dividend distributions. The Fund realizes capital gains whenever the Portfolio sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on distributions. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, each Fund's income and short term capital gain distributions are taxed as dividends; long term capital gain distributions are taxed as long term capital gains. Every January, PIC will

Prospectus                              22
send you and the IRS a statement showing the taxable distributions.

Taxes on transactions. Your redemptions--including exchanges to other PIC Funds--are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sales resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

"Buying   a   dividend." If  you  buy  shares  just  before  a  Fund  deducts  a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment activity in some types of instruments.

Transaction Details

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. PIC calculates each Fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.

Each Fund's NAV is the value of a single share. The NAV is computed by adding the value of a Fund's share of investments held by the Portfolio, cash, and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The NAV is also the redemption price (price to sell one share).

Each Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold 31% of your taxable distributions and redemptions.


You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.


Each fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific

                                       23                             Prospectus
purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 21. Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.


When you place an order to buy shares, your order will be processed at the next NAV calculated after your order is received and accepted. Note the following:

* All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

* PIC does not accept cash or third party checks.

* When making a purchase with more than one check, each check must have a value of at least $50.

* Each Fund reserves the right to limit the number of checks processed at one time.

* If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of a Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Funds are priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:

* Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

* Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

* PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less that $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

* PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer, PIC will give you 30 days prior notice of its intention to close your account.

Prospectus                              24

General Information

Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series.

However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

                                       25                             Prospectus

Year 2000 Risk. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by PIC and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." PIC is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

Prospectus                              26

                              PIC INVESTMENT TRUST

                       Statement of Additional Information

                               Dated March 2, 1998

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the applicable prospectus of the PIC Pinnacle Balanced Fund (formerly PIC Institutional Balanced Fund), PIC Pinnacle Growth Fund and PIC Pinnacle Small Company Growth Fund, series of PIC Investment Trust (the "Trust"), which share a common prospectus. There are five other series of the
Trust: the PIC Growth Fund, PIC Mid Cap Fund, PIC Small Company Growth Fund, PIC Small Cap Growth Fund and Provident Tax Managed Growth Fund, which have separate Statements of Additional Information. The PIC Pinnacle Balanced Fund (the "Balanced Fund") invests in the PIC Balanced Portfolio; the PIC Pinnacle Growth Fund (the "Growth Fund") invests in the PIC Growth Portfolio; the PIC Pinnacle Small Company Growth Fund (the "Small Company Growth Fund") invests in the PIC Small Cap Portfolio. (In this Statement of Additional Information, the Balanced Fund, the Growth Fund and the Small Company Growth Fund may be referred to as the "Funds", and the PIC Balanced Portfolio, PIC Growth Portfolio and PIC Small Cap Portfolio may be referred to as the "Portfolios.") Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the applicable prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                                TABLE OF CONTENTS

                                                     Cross-reference to page in
                                                    in the prospectus of the PIC
                                                           Pinnacle Funds:
                                                           --------------

     Investment Objective and Policies          B-3              11
           The Balanced Fund..............      B-3              11
           The Growth Fund ...............      B-3              12
           The Small Company Growth Fund        B-3              13
           Investment Restrictions........      B-3              15
           Repurchase Agreements..........      B-5              14
           Options Activities.............      B-5              14
           Futures Contracts..............      B-6              14
           Foreign Securities.............      B-7              14
           Forward Foreign Currency
               Exchange Contracts.........      B-7
           Segregated Accounts............      B-8
           Debt Securities and
               Ratings....................      B-8              14
     Management...........................      B-9          10, 15
     Custodian and Auditors...............      B-14          18, 7
     Portfolio Transactions and
           Brokerage......................      B-14             11

     Additional Purchase and
             Redemption Information.......      B-15         18, 19
     Net Asset Value......................      B-15             23
     Taxation.............................      B-15             22
     Dividends and Distributions..........      B-16             22
     Performance Information..............      B-16             16
     General Information..................      B-17             25
     Financial Statements.................      B-18
     Appendix.............................      B-18

                       INVESTMENT OBJECTIVES AND POLICIES

The Pinnacle Balanced Fund

           The investment objective of the Pinnacle Balanced Fund is to provide high total return while reducing risk. There is no assurance that the Pinnacle Balanced Fund will achieve its objective. The Pinnacle Balanced Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Balanced Portfolio (the "Balanced Portfolio"). The Balanced Portfolio is a diversified open-end management investment company having the same investment objective as the Pinnacle Balanced Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Pinnacle Balanced Fund and the Balanced Portfolio. Because the investment characteristics of the Pinnacle Balanced Fund will correspond directly to those of the Balanced Portfolio, the discussion refers to those investments and techniques employed by the Balanced Portfolio.

The Pinnacle Growth Fund

           The investment objective of the Pinnacle Growth Fund is to provide long-term growth of capital. There is no assurance that the Pinnacle Growth Fund will achieve its objective. The Pinnacle Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Growth Portfolio (the "Growth Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Pinnacle Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Pinnacle Growth Fund and the Growth Portfolio. Because the investment characteristics of the Pinnacle Growth Fund will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.

The Pinnacle Small Company Growth Fund

           The investment objective of the Pinnacle Small Company Growth Fund is to provide capital appreciation. There is no assurance that Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Small Cap Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Pinnacle Small Company Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Pinnacle Small Company Growth Fund and the Small Cap Portfolio. Because the investment characteristics of the Pinnacle Small Company Growth Fund will correspond directly to those of the Small Cap Portfolio, the discussion refers to those investments and techniques employed by the Small Cap Portfolio.

Investment Restrictions

           The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio.

           As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Funds invest all of their assets in shares of the Portfolios. Each Fund's and each Portfolio's investment objective is fundamental.

           In addition, no Fund or Portfolio may:

           1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

           2. Make short sales of securities or maintain a short position, except for short sales against the box;

           3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

           4. Write put or call options, except that the Balanced Portfolio may write covered call and cash secured put options on debt securities, and the Small Cap Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

           5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

           6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the Funds may invest more than 25% of their assets in shares of a Portfolio;

           7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

           8. Purchase or sell commodities or commodity futures contracts, except that any Portfolio may purchase and sell stock index futures contracts and the Balanced Portfolio may purchase and sell interest rate futures contracts;

           9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

           10. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or

           11. Make investments for the purpose of exercising control or management.

           The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities:

           No Portfolio may:

           1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class);

           2. Invest in securities of any issuer if, to the knowledge of the Portfolio, any officer or Trustee of the Portfolio or any officer or Director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

           3. Invest in any security if as a result the Portfolio would have more than 5% of its total assets invested in securities of companies which together with any predecessor have been in continuous operation for fewer than three years;

           4. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

           5. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).


Repurchase Agreements

           Repurchase agreements are transactions in which a Fund or a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

           Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds and the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

Options Activities

           The Balanced Portfolio may write (i.e., sell) call options ("calls") on debt securities, and the Small Cap Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Balanced or Small Cap Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

           The Balanced and Small Cap Portfolios may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

           The Balanced and Small Cap Portfolios also may write and purchase put options ("puts"). When the Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

           A Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

           In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Futures Contracts

           The Balanced Portfolio may buy and sell interest rate futures contracts, and all the Portfolios may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

           Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

           A stock index futures contract may be used as a hedge by any of the Portfolios with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

           There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indexes.

           In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

           Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

           The Portfolios may invest in securities of foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

Forward Foreign Currency Exchange Contracts

           The Portfolios may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

           The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

           At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

           The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Segregated Accounts

           When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings

           Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

                                   MANAGEMENT

           The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolios each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

           The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Jettie M. Edwards (age 51),  Trustee         Consulting principal of
76 Seaview Drive                             Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Bernard J. Johnson (age 73),                 Retired; formerly Chairman Emeritus of the Advisor
      Trustee Emeritus
300 North Lake Avenue
Pasadena, CA 91101

Jeffrey D. Lovell (age 45),  Trustee         Managing Director, President and co-founder
11150 Santa Monica Blvd., Ste 1650           of Putnam, Lovell & Thornton, Inc.
Los Angeles, CA 90025                        (investment bankers)

Jeffrey J. Miller (age 47),  President       Managing Director and Secretary of the Advisor;
      and Trustee*                           President and Trustee of each of the Portfolios
300 North Lake Avenue
Pasadena, CA 91101

Wayne H. Smith (age 56),  Trustee            Vice President and Treasurer of Avery Dennison
150 N. Orange Grove Blvd.                    Corporation (pressure sensitive material and office products
Pasadena, CA  91103                          manufacturer)

Thad M. Brown (age 47),  Vice                Senior Vice President and Chief Financial Officer
     President, Secretary and                of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

         The Trustees and officers of each of the Portfolios, their business address and their occupations during the past five years are:

Richard N. Frank (age 74),  Trustee          Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                        Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                           of Lawry's Foods, Inc.

Bernard J. Johnson (age 73),                 Retired; formerly Chairman Emeritus of the Advisor
      Trustee Emeritus
300 North Lake Avenue
Pasadena, CA 91101

James Clayburn LaForce (age 69),             Dean Emeritus, John E. Anderson Graduate School of
     Trustee                                 Management, University of California, Los Angeles.
P.O. Box 1585                                Director of The BlackRock Funds. Trustee of Payden &
Pauma Valley, CA 92061                       Rygel Investment Trust. Director of the Timken Co., Rockwell
                                             International, Eli Lilly, Jacobs Engineering Group and Imperial
                                             Credit Industries.

Jeffrey J. Miller (age 47),  President       Managing Director and Secretary of the Advisor
     and Trustee*
300 North Lake Avenue
Pasadena, CA 91101

Angelo R. Mozilo (age 59),  Trustee          Vice Chairman and Executive Vice President
155 N. Lake Avenue                           of Countrywide Credit Industries (mortgage
Pasadena, CA 91101                           banking)

Thad M. Brown (age 47),  Vice                Senior Vice President and Chief Financial Officer
     President, Secretary and                of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101
---------------------------------

* denotes Trustees who are "interested persons" of the Trust or Portfolios under the 1940 Act.

         The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                             Deferred
                                                           Compensation
          Name of Trustee           Total Compensation        Accrued
          ---------------           ------------------        -------

          Jettie M. Edwards               $12,000(1)              -0-
          Bernard J. Johnson               11,500(1)              -0-
          Jeffrey D. Lovell                11,500(1)           22,093
          Wayne H. Smith                   12,000(1)           23,719
          Richard N. Frank                 12,000(2)           23,604
          James Clayburn LaForce           12,000(2)              -0-
          Angelo R. Mozilo                 12,000(2)           24,153

          (1) Compensation was paid by the Registrant

          (2) Compensation  was  paid   by  three  other  registered  investment
              companies in the "Fund Complex."

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Balanced Fund as of January 31, 1998:

         Gilbert Papazian IRA
         1445 S. Down Road
         Hillsborough, CA 94163 - 6.17%

         Compass Bank Trustee
         For Alfa Mutual Insurance Comapny
         P. O. Box 11000
         Montgomery, AL 36191 - 34.26%

         Rita Moya Trustee for
         National Health Foundation, Inc.
         201 N. Figueroa
         Los Angeles, CA 90012 - 9.29%

         Fleet National Bank Trustee
         for Davies Medical Pension Plan
         PO Box 92800
         Rochester, NY 14692 - 31.20%

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Pinnacle Growth Fund as of January 31, 1998:

         Wilmington Trust Co.
         FBO Mustang Emplye 401K
         A/C 43007-5
         1100 N. Market Street
         Wilmington, DE 19890-0001 - 99.95 %

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Pinnacle Small Company Growth Fund as of January 31, 1998:

         Wilmington Trust Co. Trustee
         For Figgie Int'l Inv Retirement & Profit Sharing Trust
         SUPP SVS & TR 401K Plan
         A/C 42171-6
         c/o Mutual Funds
         1100 N.. Market Street
         Wilmington, DE 19890-0001 - 49.10%

         Wilmington Trust Co. Trustee
         FBO Catholic Healthcare West Medical
         Foundation Money Purchase P/P Tr
         A/C 42785-2
         1100 N. Market Street
         Wilmington, DE 19890-0001 - 13.27%

         Wilmington Trust Co. Trustee
         For Figgie Int'l Inv  Retirement & Profit Sharing Trust
         SUPP RET SVS & TR 401K Plan
         ALF A/C 42174-0
         c/o Mutual Funds
         1100 N.  Market  Street
         Wilmington, DE 19890-0001 - 10.31%

         Merril Lynch Trust Co. Trustee
         FBO Qualified Retirement Plans
         265 Davidson Avenue
         Somerset, NJ 08873 - 8.52%

         As of January 31, 1998, shares of any of the Funds owned by the Trustees and officers as a group were less than 1%.

The Advisor

         The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

         The  following  information  is  provided  about  the  Advisor  and the
Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to separate Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

         The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.

         For its services, the Advisor receives a fee from the Balanced Portfolio at an annual rate of 0.60% of its average net assets, 0.80% of the Growth Portfolio's average net assets and 0.80% of the Small Cap Portfolio's average net assets. During the fiscal years ended October 31, 1997, 1996, and 1995, the Advisor earned fees pursuant to the Advisory Agreements as follows: from the Balanced Portfolio, $153,518, $74,462 and $77,098, respectively; from the Growth Portfolio, $838,058, $949,431 and $1,536,297, respectively; and from the Small Cap Portfolio, $1,525,768, $1,395,748 and $771,499, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Balanced Portfolio to 0.80% of average net assets, and the aggregate expenses of the Growth and Small Cap Portfolios to 1.00% of average net assets. As a result, the Advisor paid expenses of the Balanced Portfolio that exceeded these expense limits in the amounts of $91,689, $111,580 and $100,695 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively. The Advisor paid expenses of the Growth Portfolio that exceeded these expense limits in the amounts of $48,003, $64,401 and $21,828 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively. The Advisor paid expenses of the Small Cap Portfolio that exceeded these expense limits in the amounts of $24,879, $26,098 and $66,713 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively.

         Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


         The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

         The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).

         The Advisor also provided certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. During the fiscal years ended October 31, 1997, 1996 and 1995, the Adviser earned fees from the Pinnacle Balanced Fund of $52,139, $24,822 and $25,721, respectively. For the fiscal year ended October 31, 1997, the Advisor earned fees of $1,029 from the Pinnacle Growth Fund and $1,993 from the Pinnacle Small Company Growth Fund. Prior to 1997, the Pinnacle Growth Fund and Pinnacle Small Company Growth Fund were not in existence. However, the Advisor agreed to limit the aggregate expenses of the Pinnacle Balanced Fund, Pinnacle Growth Fund and Pinnacle Small Company Growth Fund to 1.05%, 1.35% 1.55%, respectively, of each Fund's average net assets. As a result, for the fiscal year ended October 31, 1997, the Advisor waived fees and reimbursed expenses of the Funds as follows:

                                              Waived        Reimbursed
                                               Fees          Expenses
                                               ----          --------
          Balanced Fund                      $51,137          $45,926
          Growth Fund                        $ 1,029          $64,841
          Small Company Growth Fund          $ 1,993          $72,680

         The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

         During each of the fiscal years ended October 31, 1997, 1996 and 1995, the Pinnacle Balanced Fund paid the Administrator fees in the amount of $15,000. During the fiscal year ended October 31, 1997, the Pinnacle Growth and Pinnacle Small Company Growth Funds each paid the Administrator fees in the amount of $11,300. The Pinnacle Growth Fund and Pinnacle Small Company Growth Fund were not in operation prior to 1997.

         During the fiscal years ended October 31, 1997, 1996 and 1995, the Balanced Portfolio paid the Administrator fees in the amount of $25,586, $12,410 and $12,850, respectively. During the fiscal years ended

October 31, 1997, 1996 and 1995, the Growth Portfolio paid the Administrator fees in the amount of $103,757, $118,678 and $192,037, respectively. During the fiscal years ended October 31, 1997, 1996 and 1995, the Small Cap Portfolio paid the Administrator fees in the amount of $190,721, $174,469 and $96,687, respectively.

Distribution Plan

         The Trustees and shareholders of the Trust have adopted, on behalf of the PIC Pinnacle Balanced, Growth and Small Company Growth Funds, a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay a fee to the Distributor at an annual rate of 0.25% of each Fund's average daily net assets for expenses incurred in marketing shares of the Funds, including advertising, printing and compensation to securities dealers or other industry professionals.

         For the fiscal year ended October 31, 1997, the Pinnacle Balanced Fund, Pinnacle Growth Fund and Pinnacle Small Company Growth Fund paid the Distributor fees of $18,689, $1,910 and $1,867, respectively.

                             CUSTODIAN AND AUDITORS

         The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Funds' assets, and Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Trust's transfer agent. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor.

         The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1997, 1996 and 1995, the amount of brokerage commissions paid by the Balanced Portfolio were $24,471 , $8,805 and $19,998, respectively. During the fiscal years ended October 31, 1997, 1996 and 1995, the amount of brokerage commissions paid by the Growth Portfolio were $110,376, $148,938 and $243,060, respectively. During the fiscal years ended October 31, 1997, 1996 and 1995, the amount of brokerage commissions paid by the Small Cap Portfolio were $218,087, $115,709 and $59,282, respectively.

         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolios.


         The debt securities which will be a major component of the Balanced Portfolio's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolios directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

         The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day. Each Portfolio's net asset value is calculated separately.

         The net asset value per share is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of Interests in the Portfolio outstanding at such time.

                                    TAXATION

         The Funds will each be taxed as separate entities under the Internal Revenue Code, and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of each Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

         Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                           YIELD = 2 [(a-b + 1){6} - 1]
                                       ---
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


                               GENERAL INFORMATION

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created eight series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Funds for the fiscal year ended October 31, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this Statement of Additional Information.


                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.
                                      B-19